Quarterly Holdings Report
for
Fidelity® GNMA Fund
April 30, 2026
MOG-NPRT3-0626
1.800337.122
Collateralized Mortgage Obligations - 11.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 11.6%
Fannie Mae Guaranteed REMIC Series 2012-93 Class QW, 5% 1/25/2042	16,004	16,062
Fannie Mae Guaranteed REMIC Series 2016-3 Class IP, 4% 2/25/2046 (h)	11,724,213	2,216,800
Fannie Mae Guaranteed REMIC Series 2016-78 Class IO, 3.5% 11/25/2046 (h)	3,216,685	514,080
Fannie Mae Guaranteed REMIC Series 2017-1 Class JP, 3.5% 4/25/2045	114,050	112,298
Fannie Mae Guaranteed REMIC Series 2017-22 Class JN, 4.5% 4/25/2046	290,991	288,446
Fannie Mae Guaranteed REMIC Series 2017-89 Class KV, 3.5% 8/25/2047	145,004	144,544
Fannie Mae Guaranteed REMIC Series 2019-52 Class M, 3.5% 3/25/2049	46,188	45,100
Fannie Mae Guaranteed REMIC Series 2019-64 Class MJ, 4.5% 6/25/2049	652,821	627,155
Fannie Mae Guaranteed REMIC Series 2019-74 Class LB, 3% 10/25/2049	302,020	273,585
Fannie Mae Guaranteed REMIC Series 2021-26 Class HC, 1% 11/25/2049	2,644,246	2,287,132
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	891,929	756,806
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	947,865	804,268
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	776,047	692,867
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	1,218,243	1,079,268
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	7,898,541	7,091,902
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	888,824	792,136
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8452% 6/25/2054 (c)(d)	1,759,542	1,768,713
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8452% 9/25/2054 (c)(d)	993,353	998,261
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0452% 2/25/2055 (c)(d)	1,221,890	1,231,172
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0452% 9/25/2054 (c)(d)	1,474,807	1,485,468
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7952% 2/25/2055 (c)(d)	1,058,114	1,064,359
Fannie Mae Stripped Mortgage-Backed Securities Series 2002-331 Class 12, 6.5% 2/25/2033 (d)(h)	44,319	5,561
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (h)	68,261	8,435
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (h)	64,298	7,978
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	697,172	621,049
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2204 Class N, 7.5% 12/20/2029	170,777	175,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2220 Class PD, 8% 3/15/2030	86,366	89,744
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	4,426,279	3,914,110
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	870,382	792,791
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	1,028,501	902,222
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	2,782,557	2,545,214
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	2,752,247	2,684,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	1,583,122	1,530,548
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8452% 2/25/2055 (c)(d)	785,046	786,277
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8952% 10/25/2054 (c)(d)	1,519,819	1,529,179
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1208% 5/20/2060 (c)(d)(i)	415,917	414,707
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0786% 8/20/2060 (c)(d)(i)	1,080,248	1,076,674
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1586% 12/20/2060 (c)(d)(i)	551,147	547,383
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2786% 12/20/2060 (c)(d)(i)	428,437	428,393
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2786% 2/20/2061 (c)(d)(i)	119,419	119,405
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2686% 2/20/2061 (c)(d)(i)	540,443	540,287
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2786% 4/20/2061 (c)(d)(i)	384,209	384,166
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2786% 5/20/2061 (c)(d)(i)	508,125	508,064
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2786% 5/20/2061 (c)(d)(i)	379,477	379,431
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3086% 6/20/2061 (c)(d)(i)	442,040	442,173
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3786% 10/20/2061 (c)(d)(i)	512,747	513,524
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4786% 11/20/2061 (c)(d)(i)	486,914	487,994
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4786% 1/20/2062 (c)(d)(i)	289,711	290,582
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4086% 1/20/2062 (c)(d)(i)	646,821	648,019
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4086% 3/20/2062 (c)(d)(i)	405,868	406,465
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4286% 5/20/2061 (c)(d)(i)	1,372	1,376
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0586% 5/20/2063 (c)(d)(i)	9,630	9,592
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9786% 4/20/2063 (c)(d)(i)	16,712	16,600
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class HZ, 4.1381% 6/20/2063 (d)(i)	224,019	219,151
Ginnie Mae Mortgage pass-thru certificates Series 2015-H21 Class JZ, 4.4725% 6/20/2065 (d)(i)	11,407	11,270
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	298,410	274,397
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.86% 8/20/2066 (c)(d)(i)	638,505	637,667
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (i)	6,420,457	6,299,837
Ginnie Mae REMIC pass-thru certificates Series 2003-74 Class PZ, 5.5% 8/20/2033	1,510,076	1,538,036
Ginnie Mae REMIC pass-thru certificates Series 2003-75 Class ZA, 5.5% 9/20/2033	452,081	462,192
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	936,316	943,190
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7211% 5/16/2034 (d)(h)	102,650	5,067
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class SG, 6.3855% - CME Term SOFR 1 month Index 2.7245% 3/20/2033 (d)(h)	890,969	29,073
Ginnie Mae REMIC pass-thru certificates Series 2004-46 Class BZ, 6% 6/20/2034	597,195	616,046
Ginnie Mae REMIC pass-thru certificates Series 2004-59 Class SC, 7.0855% - CME Term SOFR 1 month Index 3.4211% 8/16/2034 (d)(h)	613,275	41,493
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4211% 8/17/2034 (d)(h)	196,283	17,092
Ginnie Mae REMIC pass-thru certificates Series 2004-86 Class G, 6% 10/20/2034	5,887,515	6,094,146
Ginnie Mae REMIC pass-thru certificates Series 2005-13 Class SA, 6.6855% - CME Term SOFR 1 month Index 3.0245% 2/20/2035 (d)(h)	1,146,207	65,697
Ginnie Mae REMIC pass-thru certificates Series 2005-24 Class TC, 5.5% 3/20/2035	1,094,805	1,123,479
Ginnie Mae REMIC pass-thru certificates Series 2005-26 Class ZA, 5.5% 1/20/2035	4,467,591	4,557,431
Ginnie Mae REMIC pass-thru certificates Series 2005-47 Class ZY, 6% 6/20/2035	3,372,020	3,490,174
Ginnie Mae REMIC pass-thru certificates Series 2005-57 Class PB, 5.5% 7/20/2035	1,698,366	1,734,064
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EX, 5.5% 11/20/2034	1,000,834	1,021,788
Ginnie Mae REMIC pass-thru certificates Series 2005-6 Class EY, 5.5% 11/20/2033	922,744	923,008
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class JV, 5% 6/20/2035	919,555	926,117
Ginnie Mae REMIC pass-thru certificates Series 2005-82 Class NS, 6.1855% - CME Term SOFR 1 month Index 2.5245% 7/20/2034 (d)(h)	1,172,743	77,252
Ginnie Mae REMIC pass-thru certificates Series 2006-13 Class DS, CME Term SOFR 1 month Index x 10.9283%, 5.4368% 3/20/2036 (c)(d)	1,176,787	1,185,520
Ginnie Mae REMIC pass-thru certificates Series 2006-2 Class Z, 5.5% 1/20/2036	2,023,930	2,066,008
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.5267% 6/16/2037 (c)(d)	139,522	154,802
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9111% 6/16/2037 (d)(h)	370,473	28,299
Ginnie Mae REMIC pass-thru certificates Series 2008-51 Class FE, CME Term SOFR 1 month Index + 0.8645%, 4.5289% 6/16/2038 (c)(d)	112,967	114,100
Ginnie Mae REMIC pass-thru certificates Series 2008-57 Class AF, CME Term SOFR 1 month Index + 0.6945%, 4.3555% 7/20/2038 (c)(d)	268,822	270,316
Ginnie Mae REMIC pass-thru certificates Series 2009-13 Class E, 4.5% 3/16/2039	1,166,088	1,151,363
Ginnie Mae REMIC pass-thru certificates Series 2009-42 Class AY, 5% 6/16/2037	690,900	695,173
Ginnie Mae REMIC pass-thru certificates Series 2010-130 Class KF, CME Term SOFR 1 month Index + 0.7645%, 4.4289% 10/16/2040 (c)(d)	496,668	500,012
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	10,640,708	10,371,986
Ginnie Mae REMIC pass-thru certificates Series 2010-168 Class BG, 4% 4/20/2040	4,011,716	3,920,443
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	1,678,398	1,634,954
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3408% 3/20/2060 (c)(d)(i)	1,188,450	1,189,171
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (h)	49,118	1,139
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (h)	112,734	11,038
Ginnie Mae REMIC pass-thru certificates Series 2012-103 Class IL, 3% 8/20/2027 (h)	876,466	9,420
Ginnie Mae REMIC pass-thru certificates Series 2012-48 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.1289% 4/16/2042 (c)(d)	198,162	196,491
Ginnie Mae REMIC pass-thru certificates Series 2012-76 Class GF, CME Term SOFR 1 month Index + 0.4145%, 4.0789% 6/16/2042 (c)(d)	207,716	207,285
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	2,053,375	2,037,411
Ginnie Mae REMIC pass-thru certificates Series 2013-182 Class IQ, 4.5% 12/16/2043 (h)	2,050,800	360,909
Ginnie Mae REMIC pass-thru certificates Series 2014-133 Class IB, 5% 9/20/2044 (h)	1,964,225	380,650
Ginnie Mae REMIC pass-thru certificates Series 2014-146 Class EI, 5% 10/20/2044 (h)	3,757,789	768,946
Ginnie Mae REMIC pass-thru certificates Series 2014-154 Class IO, 5% 10/20/2044 (h)	757,623	153,876
Ginnie Mae REMIC pass-thru certificates Series 2014-158 Class ID, 5% 10/20/2044 (h)	3,329,046	696,212
Ginnie Mae REMIC pass-thru certificates Series 2014-178 Class IO, 5% 11/20/2044 (h)	4,709,485	933,027
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	2,472,256	2,286,948
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	947,514	877,670
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	1,602,140	1,469,739
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	1,283,934	1,187,793
Ginnie Mae REMIC pass-thru certificates Series 2015-117 Class KI, 5% 8/20/2045 (h)	4,454,553	863,321
Ginnie Mae REMIC pass-thru certificates Series 2015-14 Class IO, 5% 10/20/2044 (h)	5,112,249	1,018,709
Ginnie Mae REMIC pass-thru certificates Series 2015-24 Class PI, 3.5% 2/20/2045 (h)	6,281,464	966,342
Ginnie Mae REMIC pass-thru certificates Series 2015-79 Class IC, 5% 5/20/2045 (h)	2,438,557	480,976
Ginnie Mae REMIC pass-thru certificates Series 2016-12 Class FA, CME Term SOFR 1 month Index + 0.4645%, 4.1255% 1/20/2046 (c)(d)	581,164	573,063
Ginnie Mae REMIC pass-thru certificates Series 2016-146 Class AL, 5.5658% 5/20/2040 (d)	1,498,024	1,525,007
Ginnie Mae REMIC pass-thru certificates Series 2016-17 Class A, 3% 2/16/2046	9,903,435	9,133,688
Ginnie Mae REMIC pass-thru certificates Series 2016-171 Class BI, 5% 10/20/2044 (h)	4,583,453	908,002
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	731,186	683,100
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	3,608,200	3,279,007
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class K, 3% 8/20/2047	10,138,780	9,432,569
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	2,068,525	1,882,982
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	1,674,193	1,529,366
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	4,781,096	4,421,813
Ginnie Mae REMIC pass-thru certificates Series 2017-75 Class PT, 5.6962% 4/20/2047 (d)	5,371,265	5,467,902
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	1,858,824	1,748,375
Ginnie Mae REMIC pass-thru certificates Series 2019-42 Class FK, CME Term SOFR 1 month Index + 0.5645%, 4.2255% 4/20/2049 (c)(d)	3,979,808	3,944,132
Ginnie Mae REMIC pass-thru certificates Series 2023-60 Class FT, CME Term SOFR 1 month Index + 0.5145%, 4.1755% 3/20/2044 (c)(d)	37,006,864	36,768,136
TOTAL UNITED STATES		197,693,071
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $208,480,659)		197,693,071

Commercial Mortgage Securities - 3.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.1%
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K061 Class A2, 3.347% 11/25/2026	17,887,343	17,798,400
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	1,284,900	1,278,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.2022% 4/25/2029 (c)(d)	10,579,756	10,573,969
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1522% 10/25/2030 (c)(d)	11,896,131	11,879,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1522% 12/25/2030 (d)	10,699,748	10,699,730
Ginnie Mae Multifamily REMICS Series 2001-58 Class X, 0.4902% 9/16/2041 (d)(h)	136,786	1
Ginnie Mae REMIC pass-thru certificates Series 2002-81 Class IO, 0.9927% 9/16/2042 (d)(h)	466,804	5,801
TOTAL UNITED STATES		52,235,992
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $58,395,464)		52,235,992

U.S. Government Agency - Mortgage Securities - 123.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 123.1%
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (c)(d)	5,837	5,996
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (c)(d)	3,438	3,521
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6095%, 6.369% 5/1/2035 (c)(d)	39,142	40,239
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.611%, 6.36% 8/1/2035 (c)(d)	66,791	68,809
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.255% 11/1/2036 (c)(d)	19,727	20,330
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.057% 3/1/2033 (c)(d)	13,138	13,457
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.246% 8/1/2035 (c)(d)	35,494	36,374
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.1346%, 6.147% 7/1/2036 (c)(d)	19,374	19,864
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.378% 10/1/2033 (c)(d)	7,128	7,337
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.085% 9/1/2034 (c)(d)	17,958	18,567
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.381% 7/1/2034 (c)(d)	25,839	26,570
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	219,277	215,950
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	369,498	331,210
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	195,828	175,575
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	80,919	72,408
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	35,802	31,588
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	531,005	471,157
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	286,380	252,402
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	189,072	167,526
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	937,922	936,790
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	723,143	740,373
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	700,247	717,370
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.76% 2/1/2033 (c)(d)	2,657	2,706
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.704% 12/1/2034 (c)(d)	7,061	7,222
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.785% 3/1/2035 (c)(d)	6,796	6,959
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.558% 9/1/2033 (c)(d)	86,614	88,420
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.624% 10/1/2033 (c)(d)	2,757	2,816
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.744% 7/1/2035 (c)(d)	3,967	4,069
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,687,358	1,753,217
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	6,788,669	7,005,372
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,837,853	1,915,616
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,799,463	1,877,851
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	867,817	906,164
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,292,778	1,325,965
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,442,600	1,500,258
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,957,089	4,112,773
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	449,005	460,532
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	509,838	530,970
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	353,569	368,389
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	529,538	559,429
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	293,376	305,581
Fannie Mae Mortgage pass-thru certificates 8.5% 12/1/2027	198	199
Freddie Mac Gold Pool 2.5% 11/1/2041 (g)	6,137,313	5,492,869
Freddie Mac Gold Pool 2.5% 11/1/2041	504,019	451,765
Freddie Mac Gold Pool 2.5% 2/1/2042	1,146,011	1,030,648
Freddie Mac Gold Pool 2.5% 4/1/2042	351,484	313,957
Freddie Mac Gold Pool 2.5% 5/1/2041	2,413,724	2,184,344
Freddie Mac Gold Pool 2.5% 6/1/2041	420,902	377,126
Freddie Mac Gold Pool 3% 4/1/2034	181,568	175,791
Freddie Mac Gold Pool 3% 6/1/2051	59,135	52,229
Freddie Mac Gold Pool 5.5% 3/1/2053	1,706,272	1,744,128
Freddie Mac Gold Pool 6.5% 10/1/2053 (e)	2,757,891	2,904,949
Freddie Mac Gold Pool 6.5% 10/1/2053 (e)	2,724,719	2,871,712
Freddie Mac Gold Pool 6.5% 9/1/2053	210,922	222,894
Freddie Mac Gold Pool 6.5% 9/1/2053	201,671	212,424
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.86%, 6.61% 8/1/2034 (c)(d)	15,643	16,151
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (c)(d)	42,016	43,454
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.711% 6/1/2033 (c)(d)	59,277	61,022
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (c)(d)	548	560
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.003% 6/1/2033 (c)(d)	64,149	65,567
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2307%, 5.965% 12/1/2035 (c)(d)	224,130	231,417
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2597%, 6.19% 6/1/2033 (c)(d)	77,676	79,586
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.329% 3/1/2035 (c)(d)	171,499	176,497
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.739% 10/1/2036 (c)(d)	38,621	39,564
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.993%, 6.307% 10/1/2035 (c)(d)	50,240	51,726
Freddie Mac Non Gold Pool 6% 9/1/2053	1,218,496	1,258,535
Ginnie Mae I Pool 2.25% 5/20/2050	1,358,468	1,138,902
Ginnie Mae I Pool 2.375% 5/20/2050	1,083,754	918,218
Ginnie Mae I Pool 2.5% 10/15/2042	152,252	135,021
Ginnie Mae I Pool 2.5% 10/20/2052	2,283,871	1,962,139
Ginnie Mae I Pool 2.5% 11/15/2042	203,528	180,775
Ginnie Mae I Pool 2.5% 12/15/2042	1,975,989	1,760,608
Ginnie Mae I Pool 2.5% 12/15/2042	1,801,592	1,603,531
Ginnie Mae I Pool 2.5% 12/15/2042	388,563	346,393
Ginnie Mae I Pool 2.5% 12/15/2042	144,889	128,825
Ginnie Mae I Pool 2.5% 12/15/2042	139,495	124,422
Ginnie Mae I Pool 2.5% 12/15/2042	24,966	22,424
Ginnie Mae I Pool 2.5% 12/20/2051	4,237,784	3,617,295
Ginnie Mae I Pool 2.5% 3/15/2028	727,565	718,799
Ginnie Mae I Pool 2.5% 3/15/2028	384,494	379,656
Ginnie Mae I Pool 2.5% 4/15/2028	612,339	604,633
Ginnie Mae I Pool 2.5% 5/20/2050	1,747,529	1,494,390
Ginnie Mae I Pool 2.5% 8/20/2051	19,073,801	16,281,047
Ginnie Mae I Pool 2.625% 5/20/2050	2,726,097	2,352,998
Ginnie Mae I Pool 2.75% 5/20/2050	353,884	309,732
Ginnie Mae I Pool 3% 1/15/2043	118,838	109,086
Ginnie Mae I Pool 3% 1/15/2045	385,693	350,652
Ginnie Mae I Pool 3% 1/15/2045	6,756	6,136
Ginnie Mae I Pool 3% 1/20/2050	65,707	58,686
Ginnie Mae I Pool 3% 1/20/2050	49,162	43,923
Ginnie Mae I Pool 3% 10/15/2042	1,112,329	1,021,835
Ginnie Mae I Pool 3% 10/15/2043	88,056	80,768
Ginnie Mae I Pool 3% 10/15/2049	9,320,029	8,380,687
Ginnie Mae I Pool 3% 10/20/2041	483,881	420,341
Ginnie Mae I Pool 3% 11/15/2042	65,545	60,097
Ginnie Mae I Pool 3% 11/15/2042	24,438	22,357
Ginnie Mae I Pool 3% 11/15/2042	23,433	21,724
Ginnie Mae I Pool 3% 11/15/2044	61,589	56,470
Ginnie Mae I Pool 3% 11/20/2049	401,029	358,300
Ginnie Mae I Pool 3% 12/15/2042	1,437,372	1,317,910
Ginnie Mae I Pool 3% 12/15/2042	410,861	376,857
Ginnie Mae I Pool 3% 12/15/2042	223,207	205,286
Ginnie Mae I Pool 3% 12/15/2042	65,692	60,255
Ginnie Mae I Pool 3% 12/15/2042	1,773	1,630
Ginnie Mae I Pool 3% 12/20/2042	12,269,728	11,210,307
Ginnie Mae I Pool 3% 2/15/2038	2,957,292	2,767,995
Ginnie Mae I Pool 3% 2/15/2038	2,030,814	1,900,821
Ginnie Mae I Pool 3% 2/20/2043	2,029,671	1,858,813
Ginnie Mae I Pool 3% 2/20/2050	2,327,285	2,076,409
Ginnie Mae I Pool 3% 3/15/2038	831,315	777,494
Ginnie Mae I Pool 3% 3/15/2043	67,996	62,392
Ginnie Mae I Pool 3% 3/15/2045	416,935	378,785
Ginnie Mae I Pool 3% 3/15/2045	65,412	59,281
Ginnie Mae I Pool 3% 3/15/2045	11,284	10,307
Ginnie Mae I Pool 3% 3/20/2043	8,066,519	7,373,554
Ginnie Mae I Pool 3% 3/20/2043	3,374,462	3,087,037
Ginnie Mae I Pool 3% 3/20/2043	1,445,240	1,322,993
Ginnie Mae I Pool 3% 3/20/2043	189,569	173,357
Ginnie Mae I Pool 3% 4/15/2042	35,443	32,700
Ginnie Mae I Pool 3% 4/15/2043	1,510,861	1,386,348
Ginnie Mae I Pool 3% 4/15/2043	451,368	412,765
Ginnie Mae I Pool 3% 4/15/2043	430,216	393,864
Ginnie Mae I Pool 3% 4/15/2043	160,100	146,906
Ginnie Mae I Pool 3% 4/15/2043	104,463	96,038
Ginnie Mae I Pool 3% 4/15/2045	929,324	842,508
Ginnie Mae I Pool 3% 4/15/2045	542,530	492,540
Ginnie Mae I Pool 3% 4/15/2045	439,954	398,163
Ginnie Mae I Pool 3% 4/15/2045	12,434	11,253
Ginnie Mae I Pool 3% 5/15/2027	59,328	59,028
Ginnie Mae I Pool 3% 5/15/2043	741,570	677,142
Ginnie Mae I Pool 3% 5/15/2043	642,188	588,369
Ginnie Mae I Pool 3% 5/15/2043	614,924	563,390
Ginnie Mae I Pool 3% 5/15/2043	379,198	347,551
Ginnie Mae I Pool 3% 5/15/2043	246,663	227,302
Ginnie Mae I Pool 3% 5/15/2043	243,941	222,665
Ginnie Mae I Pool 3% 5/15/2043	194,472	177,906
Ginnie Mae I Pool 3% 5/15/2043	101,290	93,121
Ginnie Mae I Pool 3% 5/15/2043	73,888	67,544
Ginnie Mae I Pool 3% 5/15/2043	68,742	63,076
Ginnie Mae I Pool 3% 5/15/2043	11,837	10,837
Ginnie Mae I Pool 3% 5/15/2045	425,680	387,563
Ginnie Mae I Pool 3% 5/15/2045	12,806	11,594
Ginnie Mae I Pool 3% 5/20/2050	1,613,004	1,439,125
Ginnie Mae I Pool 3% 6/15/2038	914,726	856,510
Ginnie Mae I Pool 3% 6/15/2042	71,601	65,900
Ginnie Mae I Pool 3% 6/15/2042	69,223	63,374
Ginnie Mae I Pool 3% 6/15/2043	798,770	732,942
Ginnie Mae I Pool 3% 6/15/2043	749,199	684,614
Ginnie Mae I Pool 3% 6/15/2043	90,235	83,619
Ginnie Mae I Pool 3% 6/15/2043	48,830	44,720
Ginnie Mae I Pool 3% 6/15/2043	32,841	30,193
Ginnie Mae I Pool 3% 6/15/2043	30,828	28,234
Ginnie Mae I Pool 3% 6/15/2043	5,025	4,610
Ginnie Mae I Pool 3% 6/15/2045	4,204	3,801
Ginnie Mae I Pool 3% 6/20/2042	2,038,662	1,874,530
Ginnie Mae I Pool 3% 6/20/2050	3,629,369	3,233,594
Ginnie Mae I Pool 3% 7/15/2042	155,712	143,546
Ginnie Mae I Pool 3% 7/15/2042	108,430	99,380
Ginnie Mae I Pool 3% 7/15/2043	109,245	99,977
Ginnie Mae I Pool 3% 7/15/2043	52,654	48,296
Ginnie Mae I Pool 3% 7/20/2050	2,762,286	2,461,065
Ginnie Mae I Pool 3% 7/20/2050	2,736,941	2,441,905
Ginnie Mae I Pool 3% 7/20/2050	2,460,562	2,192,243
Ginnie Mae I Pool 3% 8/15/2042	32,100	29,366
Ginnie Mae I Pool 3% 8/15/2042	13,045	11,979
Ginnie Mae I Pool 3% 8/15/2043	126,330	116,097
Ginnie Mae I Pool 3% 9/15/2042	491,841	453,413
Ginnie Mae I Pool 3% 9/15/2042	264,108	243,666
Ginnie Mae I Pool 3% 9/15/2042	131,037	120,990
Ginnie Mae I Pool 3% 9/15/2042	119,710	110,141
Ginnie Mae I Pool 3% 9/15/2042	79,050	72,703
Ginnie Mae I Pool 3% 9/15/2042	58,564	53,799
Ginnie Mae I Pool 3% 9/15/2042	12,257	11,264
Ginnie Mae I Pool 3% 9/15/2042	6,101	5,613
Ginnie Mae I Pool 3% 9/20/2046	3,732,569	3,371,031
Ginnie Mae I Pool 3.25% 2/20/2041	663,033	579,200
Ginnie Mae I Pool 3.25% 7/20/2046	117,704	106,607
Ginnie Mae I Pool 3.375% 5/20/2050	279,116	251,930
Ginnie Mae I Pool 3.5% 1/15/2042	3,929,052	3,720,095
Ginnie Mae I Pool 3.5% 1/15/2042	2,414,885	2,285,497
Ginnie Mae I Pool 3.5% 1/15/2042	1,173,200	1,110,573
Ginnie Mae I Pool 3.5% 1/15/2042	49,131	46,456
Ginnie Mae I Pool 3.5% 1/15/2045	381,801	355,862
Ginnie Mae I Pool 3.5% 1/15/2045	191,126	180,267
Ginnie Mae I Pool 3.5% 1/20/2048	1,120,390	1,042,810
Ginnie Mae I Pool 3.5% 1/20/2050	78,701	72,622
Ginnie Mae I Pool 3.5% 1/20/2050	47,677	44,143
Ginnie Mae I Pool 3.5% 1/20/2050	46,398	42,916
Ginnie Mae I Pool 3.5% 1/20/2050	13,288	12,273
Ginnie Mae I Pool 3.5% 10/15/2042	194,234	182,709
Ginnie Mae I Pool 3.5% 10/20/2044	1,703,197	1,588,147
Ginnie Mae I Pool 3.5% 10/20/2049	645,157	587,460
Ginnie Mae I Pool 3.5% 11/15/2041	1,000,448	944,941
Ginnie Mae I Pool 3.5% 11/15/2041	317,280	301,121
Ginnie Mae I Pool 3.5% 11/15/2041	131,487	124,357
Ginnie Mae I Pool 3.5% 11/15/2042	37,761	35,410
Ginnie Mae I Pool 3.5% 11/20/2044	6,369,918	5,934,259
Ginnie Mae I Pool 3.5% 11/20/2044	1,243,228	1,156,970
Ginnie Mae I Pool 3.5% 11/20/2044	966,037	899,355
Ginnie Mae I Pool 3.5% 11/20/2049	193,882	179,330
Ginnie Mae I Pool 3.5% 11/20/2049	61,343	56,624
Ginnie Mae I Pool 3.5% 12/15/2026	24,753	24,678
Ginnie Mae I Pool 3.5% 12/15/2041	1,360,569	1,282,017
Ginnie Mae I Pool 3.5% 12/15/2041	175,818	165,411
Ginnie Mae I Pool 3.5% 12/15/2042	186,148	176,011
Ginnie Mae I Pool 3.5% 12/20/2042	320,660	300,631
Ginnie Mae I Pool 3.5% 12/20/2044	641,484	596,845
Ginnie Mae I Pool 3.5% 12/20/2044	460,298	428,263
Ginnie Mae I Pool 3.5% 2/15/2042	2,041,393	1,926,583
Ginnie Mae I Pool 3.5% 2/15/2042	1,159,820	1,091,444
Ginnie Mae I Pool 3.5% 2/15/2042	699,787	660,607
Ginnie Mae I Pool 3.5% 2/15/2042	549,073	520,203
Ginnie Mae I Pool 3.5% 2/15/2042	337,359	319,216
Ginnie Mae I Pool 3.5% 2/15/2042	88,468	83,470
Ginnie Mae I Pool 3.5% 2/15/2043	81,345	76,758
Ginnie Mae I Pool 3.5% 2/20/2043	2,503,275	2,351,725
Ginnie Mae I Pool 3.5% 3/15/2027	50,722	50,559
Ginnie Mae I Pool 3.5% 3/15/2042	5,558,742	5,244,717
Ginnie Mae I Pool 3.5% 3/15/2042	3,545,333	3,356,783
Ginnie Mae I Pool 3.5% 3/15/2042	1,343,680	1,265,116
Ginnie Mae I Pool 3.5% 3/15/2042	853,187	806,265
Ginnie Mae I Pool 3.5% 3/15/2042	234,591	221,563
Ginnie Mae I Pool 3.5% 3/15/2042	140,729	133,329
Ginnie Mae I Pool 3.5% 3/15/2042	30,594	28,922
Ginnie Mae I Pool 3.5% 3/20/2043	4,535,502	4,284,939
Ginnie Mae I Pool 3.5% 3/20/2043	1,097,413	1,030,972
Ginnie Mae I Pool 3.5% 3/20/2043	1,033,679	970,612
Ginnie Mae I Pool 3.5% 3/20/2043	675,743	633,014
Ginnie Mae I Pool 3.5% 4/15/2042 (e)(f)	8,486,007	8,036,397
Ginnie Mae I Pool 3.5% 4/15/2042	3,738,040	3,539,990
Ginnie Mae I Pool 3.5% 4/15/2042	3,719,167	3,518,322
Ginnie Mae I Pool 3.5% 4/15/2042	2,314,659	2,188,637
Ginnie Mae I Pool 3.5% 4/15/2042	1,344,710	1,273,464
Ginnie Mae I Pool 3.5% 4/20/2043	1,117,950	1,047,777
Ginnie Mae I Pool 3.5% 5/15/2042	4,152,481	3,933,307
Ginnie Mae I Pool 3.5% 5/15/2042	1,392,923	1,317,702
Ginnie Mae I Pool 3.5% 5/15/2042	771,645	730,454
Ginnie Mae I Pool 3.5% 5/15/2042	550,102	520,846
Ginnie Mae I Pool 3.5% 5/15/2042	44,600	42,069
Ginnie Mae I Pool 3.5% 5/20/2050	2,457,004	2,261,844
Ginnie Mae I Pool 3.5% 6/15/2042	745,954	701,438
Ginnie Mae I Pool 3.5% 6/15/2043	104,532	98,073
Ginnie Mae I Pool 3.5% 6/15/2044	430,216	402,274
Ginnie Mae I Pool 3.5% 7/15/2042	7,117,427	6,704,758
Ginnie Mae I Pool 3.5% 7/15/2042	855,739	805,083
Ginnie Mae I Pool 3.5% 7/15/2043	477,443	448,951
Ginnie Mae I Pool 3.5% 7/15/2043	9,322	8,766
Ginnie Mae I Pool 3.5% 7/20/2043	1,171,149	1,094,712
Ginnie Mae I Pool 3.5% 7/20/2043	496,252	463,877
Ginnie Mae I Pool 3.5% 7/20/2046	64,009,999	59,425,884
Ginnie Mae I Pool 3.5% 8/15/2042	254,651	239,767
Ginnie Mae I Pool 3.5% 8/15/2042	185,638	175,369
Ginnie Mae I Pool 3.5% 8/15/2042	82,255	79,577
Ginnie Mae I Pool 3.5% 8/15/2042	42,138	39,657
Ginnie Mae I Pool 3.5% 8/15/2043	423,863	396,898
Ginnie Mae I Pool 3.5% 9/15/2026	923	921
Ginnie Mae I Pool 3.5% 9/15/2043	78,435	73,552
Ginnie Mae I Pool 3.5% 9/20/2049	1,275,135	1,154,884
Ginnie Mae I Pool 3.7% 10/15/2042	3,223,029	3,046,661
Ginnie Mae I Pool 3.74% 7/20/2042	203,055	191,946
Ginnie Mae I Pool 3.75% 1/20/2046	1,709,424	1,600,713
Ginnie Mae I Pool 3.75% 10/20/2041	835,007	791,529
Ginnie Mae I Pool 3.75% 10/20/2045	2,228,976	2,090,742
Ginnie Mae I Pool 3.75% 11/20/2045	799,116	749,076
Ginnie Mae I Pool 3.75% 11/20/2046	2,581,865	2,414,318
Ginnie Mae I Pool 3.75% 2/20/2046	631,244	590,615
Ginnie Mae I Pool 3.75% 5/20/2046	778,428	727,913
Ginnie Mae I Pool 3.75% 7/20/2047	205,043	191,481
Ginnie Mae I Pool 3.75% 8/20/2045	1,302,518	1,220,955
Ginnie Mae I Pool 3.75% 9/20/2045	1,064,164	997,736
Ginnie Mae I Pool 4% 1/15/2040	420,917	407,470
Ginnie Mae I Pool 4% 1/15/2040	144,703	139,950
Ginnie Mae I Pool 4% 1/15/2040	57,439	55,604
Ginnie Mae I Pool 4% 1/15/2041	470,318	454,525
Ginnie Mae I Pool 4% 1/15/2041	213,236	206,137
Ginnie Mae I Pool 4% 1/15/2041	194,068	187,665
Ginnie Mae I Pool 4% 1/15/2041	159,805	154,532
Ginnie Mae I Pool 4% 1/15/2041	158,122	152,976
Ginnie Mae I Pool 4% 1/15/2041	129,303	125,094
Ginnie Mae I Pool 4% 1/15/2041	59,247	57,418
Ginnie Mae I Pool 4% 1/15/2041	50,205	48,624
Ginnie Mae I Pool 4% 1/15/2041	49,517	47,966
Ginnie Mae I Pool 4% 1/15/2041	30,300	29,282
Ginnie Mae I Pool 4% 1/15/2041	18,136	17,567
Ginnie Mae I Pool 4% 1/15/2041	3,774	3,647
Ginnie Mae I Pool 4% 1/15/2042	296,612	286,652
Ginnie Mae I Pool 4% 1/15/2042	133,623	129,194
Ginnie Mae I Pool 4% 1/15/2042	129,532	125,718
Ginnie Mae I Pool 4% 1/15/2042	47,636	46,008
Ginnie Mae I Pool 4% 1/15/2042	18,547	17,899
Ginnie Mae I Pool 4% 1/15/2043	65,992	63,547
Ginnie Mae I Pool 4% 1/15/2045	283,210	271,114
Ginnie Mae I Pool 4% 1/15/2045	156,260	150,767
Ginnie Mae I Pool 4% 1/20/2042	3,073,874	2,951,988
Ginnie Mae I Pool 4% 1/20/2042	78,202	75,011
Ginnie Mae I Pool 4% 1/20/2049	787,390	746,508
Ginnie Mae I Pool 4% 1/20/2050	580,370	549,330
Ginnie Mae I Pool 4% 10/15/2039	1,112,156	1,076,964
Ginnie Mae I Pool 4% 10/15/2039	927,388	897,479
Ginnie Mae I Pool 4% 10/15/2039	540,769	523,991
Ginnie Mae I Pool 4% 10/15/2039	127,570	123,475
Ginnie Mae I Pool 4% 10/15/2040	3,764,557	3,642,585
Ginnie Mae I Pool 4% 10/15/2040	1,264,350	1,223,957
Ginnie Mae I Pool 4% 10/15/2040	319,452	309,246
Ginnie Mae I Pool 4% 10/15/2040	185,954	179,874
Ginnie Mae I Pool 4% 10/15/2040	152,258	147,279
Ginnie Mae I Pool 4% 10/15/2040	59,556	57,530
Ginnie Mae I Pool 4% 10/15/2040	50,615	48,915
Ginnie Mae I Pool 4% 10/15/2040	29,086	28,148
Ginnie Mae I Pool 4% 10/15/2040	16,069	15,551
Ginnie Mae I Pool 4% 10/15/2040	15,781	15,275
Ginnie Mae I Pool 4% 10/15/2040	7,701	7,463
Ginnie Mae I Pool 4% 10/15/2040	6,267	6,070
Ginnie Mae I Pool 4% 10/15/2041	2,466,053	2,380,193
Ginnie Mae I Pool 4% 10/15/2041	840,712	811,868
Ginnie Mae I Pool 4% 10/15/2041	582,901	563,841
Ginnie Mae I Pool 4% 10/15/2041	476,883	460,731
Ginnie Mae I Pool 4% 10/15/2041	258,138	249,507
Ginnie Mae I Pool 4% 10/15/2041	254,982	246,309
Ginnie Mae I Pool 4% 10/15/2041	185,982	179,791
Ginnie Mae I Pool 4% 10/15/2041	176,463	170,563
Ginnie Mae I Pool 4% 10/15/2041	136,307	131,770
Ginnie Mae I Pool 4% 10/15/2041	113,370	109,783
Ginnie Mae I Pool 4% 10/15/2041	93,694	90,494
Ginnie Mae I Pool 4% 10/15/2041	80,643	77,877
Ginnie Mae I Pool 4% 10/15/2041	62,771	60,487
Ginnie Mae I Pool 4% 10/15/2041	59,973	57,977
Ginnie Mae I Pool 4% 10/15/2041	58,926	57,052
Ginnie Mae I Pool 4% 10/15/2041	50,594	48,947
Ginnie Mae I Pool 4% 10/15/2041	29,282	28,308
Ginnie Mae I Pool 4% 10/15/2041	11,255	10,844
Ginnie Mae I Pool 4% 10/15/2041	9,242	8,906
Ginnie Mae I Pool 4% 11/15/2039	1,687,025	1,634,160
Ginnie Mae I Pool 4% 11/15/2039	278,274	269,174
Ginnie Mae I Pool 4% 11/15/2039	200,083	194,096
Ginnie Mae I Pool 4% 11/15/2040	886,606	858,960
Ginnie Mae I Pool 4% 11/15/2040	260,617	252,291
Ginnie Mae I Pool 4% 11/15/2040	203,570	196,883
Ginnie Mae I Pool 4% 11/15/2040	163,490	158,120
Ginnie Mae I Pool 4% 11/15/2040	41,660	40,474
Ginnie Mae I Pool 4% 11/15/2040	38,385	37,113
Ginnie Mae I Pool 4% 11/15/2040	23,022	22,276
Ginnie Mae I Pool 4% 11/15/2040	8,663	8,394
Ginnie Mae I Pool 4% 11/15/2041	460,666	444,997
Ginnie Mae I Pool 4% 11/15/2041	65,401	63,167
Ginnie Mae I Pool 4% 11/15/2042	517,975	499,298
Ginnie Mae I Pool 4% 11/15/2042	135,390	130,653
Ginnie Mae I Pool 4% 11/15/2042	22,473	21,651
Ginnie Mae I Pool 4% 12/15/2039	683,084	661,574
Ginnie Mae I Pool 4% 12/15/2039	459,026	444,642
Ginnie Mae I Pool 4% 12/15/2039	77,074	74,554
Ginnie Mae I Pool 4% 12/15/2040	1,719,293	1,662,060
Ginnie Mae I Pool 4% 12/15/2040	569,032	550,939
Ginnie Mae I Pool 4% 12/15/2040	272,688	263,772
Ginnie Mae I Pool 4% 12/15/2040	181,766	175,636
Ginnie Mae I Pool 4% 12/15/2040	78,040	75,512
Ginnie Mae I Pool 4% 12/15/2040	75,971	73,464
Ginnie Mae I Pool 4% 12/15/2040	8,808	8,551
Ginnie Mae I Pool 4% 12/15/2040	6,610	6,395
Ginnie Mae I Pool 4% 12/15/2040	2,980	2,877
Ginnie Mae I Pool 4% 12/15/2041	747,237	721,473
Ginnie Mae I Pool 4% 12/15/2041	527,380	509,108
Ginnie Mae I Pool 4% 12/15/2041	199,311	192,618
Ginnie Mae I Pool 4% 12/15/2041	150,085	144,835
Ginnie Mae I Pool 4% 12/15/2041	73,114	70,502
Ginnie Mae I Pool 4% 12/15/2041	72,119	69,608
Ginnie Mae I Pool 4% 12/15/2041	59,951	58,063
Ginnie Mae I Pool 4% 12/15/2041	7,239	6,992
Ginnie Mae I Pool 4% 12/15/2042	269,347	260,742
Ginnie Mae I Pool 4% 12/15/2042	16,542	15,951
Ginnie Mae I Pool 4% 12/20/2040	121,892	117,294
Ginnie Mae I Pool 4% 2/15/2040	408,622	395,629
Ginnie Mae I Pool 4% 2/15/2040	303,202	293,561
Ginnie Mae I Pool 4% 2/15/2040	9,132	8,885
Ginnie Mae I Pool 4% 2/15/2041	365,872	354,018
Ginnie Mae I Pool 4% 2/15/2041	76,917	74,356
Ginnie Mae I Pool 4% 2/15/2041	72,443	70,053
Ginnie Mae I Pool 4% 2/15/2041	54,490	52,724
Ginnie Mae I Pool 4% 2/15/2041	24,730	23,955
Ginnie Mae I Pool 4% 2/15/2041	18,035	17,407
Ginnie Mae I Pool 4% 2/15/2041	14,348	13,924
Ginnie Mae I Pool 4% 2/15/2042	464,920	448,733
Ginnie Mae I Pool 4% 2/15/2042	222,702	214,524
Ginnie Mae I Pool 4% 2/15/2042	116,460	112,618
Ginnie Mae I Pool 4% 2/15/2042	78,174	75,492
Ginnie Mae I Pool 4% 2/15/2042	59,696	57,789
Ginnie Mae I Pool 4% 2/15/2042	55,625	53,697
Ginnie Mae I Pool 4% 2/15/2045	310,340	297,174
Ginnie Mae I Pool 4% 2/15/2045	85,536	82,124
Ginnie Mae I Pool 4% 2/20/2046	679,591	646,189
Ginnie Mae I Pool 4% 3/15/2040	283,411	274,751
Ginnie Mae I Pool 4% 3/15/2040	221,381	214,410
Ginnie Mae I Pool 4% 3/15/2041	1,051,931	1,017,067
Ginnie Mae I Pool 4% 3/15/2041	34,153	33,077
Ginnie Mae I Pool 4% 3/15/2041	20,178	19,530
Ginnie Mae I Pool 4% 3/15/2041	13,824	13,338
Ginnie Mae I Pool 4% 3/15/2042	226,006	218,062
Ginnie Mae I Pool 4% 3/15/2042	162,382	156,756
Ginnie Mae I Pool 4% 3/15/2042	34,322	33,062
Ginnie Mae I Pool 4% 3/15/2044	344,019	330,885
Ginnie Mae I Pool 4% 3/15/2045	244,353	235,181
Ginnie Mae I Pool 4% 3/15/2045	139,602	135,038
Ginnie Mae I Pool 4% 3/20/2042	571,097	547,912
Ginnie Mae I Pool 4% 3/20/2047	289,979	277,008
Ginnie Mae I Pool 4% 4/15/2039	402,407	389,797
Ginnie Mae I Pool 4% 4/15/2039	109,974	106,754
Ginnie Mae I Pool 4% 4/15/2041	1,975,006	1,910,132
Ginnie Mae I Pool 4% 4/15/2042	39,135	37,672
Ginnie Mae I Pool 4% 4/15/2043	205,455	198,496
Ginnie Mae I Pool 4% 4/15/2043	11,684	11,276
Ginnie Mae I Pool 4% 4/15/2045	292,620	281,356
Ginnie Mae I Pool 4% 4/15/2045	173,875	166,624
Ginnie Mae I Pool 4% 4/15/2045	94,242	90,411
Ginnie Mae I Pool 4% 4/20/2047	3,161,537	3,001,342
Ginnie Mae I Pool 4% 4/20/2047	2,817,557	2,674,792
Ginnie Mae I Pool 4% 4/20/2048	937,737	889,636
Ginnie Mae I Pool 4% 4/20/2048	857,361	813,383
Ginnie Mae I Pool 4% 5/15/2039	31,811	30,927
Ginnie Mae I Pool 4% 5/15/2041	224,617	216,592
Ginnie Mae I Pool 4% 5/15/2042	116,483	112,997
Ginnie Mae I Pool 4% 5/15/2043	275,377	265,882
Ginnie Mae I Pool 4% 5/15/2043	165,777	159,214
Ginnie Mae I Pool 4% 5/15/2043	151,470	145,473
Ginnie Mae I Pool 4% 5/15/2043	127,496	123,215
Ginnie Mae I Pool 4% 5/15/2044	765,299	734,765
Ginnie Mae I Pool 4% 5/15/2044	274,860	264,235
Ginnie Mae I Pool 4% 6/15/2039	399,703	388,457
Ginnie Mae I Pool 4% 6/15/2039	139,824	135,639
Ginnie Mae I Pool 4% 6/15/2039	52,487	51,010
Ginnie Mae I Pool 4% 6/15/2040	15,476	14,989
Ginnie Mae I Pool 4% 6/15/2041	1,131,119	1,093,465
Ginnie Mae I Pool 4% 6/15/2041	695,308	672,162
Ginnie Mae I Pool 4% 6/15/2041	560,977	541,258
Ginnie Mae I Pool 4% 6/15/2041	504,340	486,611
Ginnie Mae I Pool 4% 6/15/2041	440,114	425,208
Ginnie Mae I Pool 4% 6/15/2041	404,700	390,243
Ginnie Mae I Pool 4% 6/15/2041	348,784	337,800
Ginnie Mae I Pool 4% 6/15/2041	322,579	311,607
Ginnie Mae I Pool 4% 6/15/2041	313,620	302,364
Ginnie Mae I Pool 4% 6/15/2041	136,186	131,321
Ginnie Mae I Pool 4% 6/15/2041	102,318	98,722
Ginnie Mae I Pool 4% 6/15/2041	78,337	76,018
Ginnie Mae I Pool 4% 6/15/2041	67,073	64,782
Ginnie Mae I Pool 4% 6/15/2041	36,363	35,137
Ginnie Mae I Pool 4% 6/15/2041	21,678	21,054
Ginnie Mae I Pool 4% 6/15/2041	21,005	20,255
Ginnie Mae I Pool 4% 6/15/2042	297,513	287,653
Ginnie Mae I Pool 4% 6/15/2042	63,917	61,497
Ginnie Mae I Pool 4% 6/15/2042	29,172	28,072
Ginnie Mae I Pool 4% 6/15/2043	229,177	220,538
Ginnie Mae I Pool 4% 6/15/2043	28,922	27,972
Ginnie Mae I Pool 4% 6/15/2045	670,060	645,899
Ginnie Mae I Pool 4% 7/15/2039	45,250	43,888
Ginnie Mae I Pool 4% 7/15/2040	1,120	1,084
Ginnie Mae I Pool 4% 7/15/2041	255,817	246,550
Ginnie Mae I Pool 4% 7/15/2041	100,103	96,800
Ginnie Mae I Pool 4% 7/15/2041	49,333	47,648
Ginnie Mae I Pool 4% 7/15/2041	44,192	42,683
Ginnie Mae I Pool 4% 7/15/2041	32,829	31,805
Ginnie Mae I Pool 4% 7/15/2041	20,726	20,045
Ginnie Mae I Pool 4% 7/15/2041	13,138	12,664
Ginnie Mae I Pool 4% 7/15/2041	7,179	6,931
Ginnie Mae I Pool 4% 7/15/2041	4,534	4,381
Ginnie Mae I Pool 4% 7/15/2042	186,782	179,984
Ginnie Mae I Pool 4% 7/15/2042	140,883	135,687
Ginnie Mae I Pool 4% 7/15/2043	441,862	424,368
Ginnie Mae I Pool 4% 8/15/2040	190,199	184,297
Ginnie Mae I Pool 4% 8/15/2040	51,642	49,969
Ginnie Mae I Pool 4% 8/15/2040	30,957	30,002
Ginnie Mae I Pool 4% 8/15/2040	2,794	2,702
Ginnie Mae I Pool 4% 8/15/2041	1,762,416	1,702,470
Ginnie Mae I Pool 4% 8/15/2041	1,192,373	1,149,179
Ginnie Mae I Pool 4% 8/15/2041	727,217	701,238
Ginnie Mae I Pool 4% 8/15/2041	637,741	616,511
Ginnie Mae I Pool 4% 8/15/2041	493,352	476,426
Ginnie Mae I Pool 4% 8/15/2041	236,103	227,551
Ginnie Mae I Pool 4% 8/15/2041	96,715	93,425
Ginnie Mae I Pool 4% 8/15/2041	71,478	69,078
Ginnie Mae I Pool 4% 8/15/2041	39,457	38,097
Ginnie Mae I Pool 4% 8/15/2041	25,873	25,047
Ginnie Mae I Pool 4% 8/15/2042	5,526	5,349
Ginnie Mae I Pool 4% 8/15/2043	20,239	19,425
Ginnie Mae I Pool 4% 8/15/2043	6,766	6,516
Ginnie Mae I Pool 4% 9/15/2039	52,545	50,858
Ginnie Mae I Pool 4% 9/15/2039	17,971	17,466
Ginnie Mae I Pool 4% 9/15/2040	455,716	441,366
Ginnie Mae I Pool 4% 9/15/2040	244,746	236,671
Ginnie Mae I Pool 4% 9/15/2040	195,683	189,313
Ginnie Mae I Pool 4% 9/15/2040	123,244	119,326
Ginnie Mae I Pool 4% 9/15/2040	122,883	119,013
Ginnie Mae I Pool 4% 9/15/2040	52,155	50,504
Ginnie Mae I Pool 4% 9/15/2040	30,253	29,291
Ginnie Mae I Pool 4% 9/15/2040	11,100	10,749
Ginnie Mae I Pool 4% 9/15/2040	5,663	5,482
Ginnie Mae I Pool 4% 9/15/2040	2,866	2,774
Ginnie Mae I Pool 4% 9/15/2041	2,251,145	2,174,899
Ginnie Mae I Pool 4% 9/15/2041	663,695	641,312
Ginnie Mae I Pool 4% 9/15/2041	274,068	264,905
Ginnie Mae I Pool 4% 9/15/2041	216,638	209,816
Ginnie Mae I Pool 4% 9/15/2041	206,227	199,212
Ginnie Mae I Pool 4% 9/15/2041	73,675	71,212
Ginnie Mae I Pool 4% 9/15/2041	59,820	57,873
Ginnie Mae I Pool 4% 9/15/2041	59,394	57,408
Ginnie Mae I Pool 4% 9/15/2041	47,498	45,882
Ginnie Mae I Pool 4% 9/15/2041	42,629	41,131
Ginnie Mae I Pool 4% 9/15/2041	15,591	15,024
Ginnie Mae I Pool 4% 9/15/2041	14,073	13,558
Ginnie Mae I Pool 4% 9/15/2041	7,264	7,048
Ginnie Mae I Pool 4.25% 1/20/2046	272,600	261,761
Ginnie Mae I Pool 4.5% 1/15/2039	238,672	236,804
Ginnie Mae I Pool 4.5% 1/15/2040	2,544,766	2,527,006
Ginnie Mae I Pool 4.5% 1/15/2040	273,355	271,477
Ginnie Mae I Pool 4.5% 1/15/2040	179,286	177,937
Ginnie Mae I Pool 4.5% 1/15/2040	66,379	65,870
Ginnie Mae I Pool 4.5% 10/15/2039	176,867	175,652
Ginnie Mae I Pool 4.5% 10/15/2039	119,641	118,637
Ginnie Mae I Pool 4.5% 11/15/2039	809,817	803,079
Ginnie Mae I Pool 4.5% 11/15/2039	328,066	325,590
Ginnie Mae I Pool 4.5% 11/15/2039	286,086	284,090
Ginnie Mae I Pool 4.5% 11/15/2039	158,536	157,421
Ginnie Mae I Pool 4.5% 11/15/2039	144,761	143,774
Ginnie Mae I Pool 4.5% 11/15/2039	49,755	49,432
Ginnie Mae I Pool 4.5% 11/15/2039	4,272	4,239
Ginnie Mae I Pool 4.5% 11/20/2052	30,142,240	29,329,041
Ginnie Mae I Pool 4.5% 12/15/2039	1,199,330	1,191,025
Ginnie Mae I Pool 4.5% 12/15/2039	757,905	752,533
Ginnie Mae I Pool 4.5% 12/15/2039	572,426	568,369
Ginnie Mae I Pool 4.5% 12/15/2039	296,776	294,592
Ginnie Mae I Pool 4.5% 12/15/2039	235,250	233,660
Ginnie Mae I Pool 4.5% 12/15/2039	166,106	164,983
Ginnie Mae I Pool 4.5% 12/15/2039	148,955	148,250
Ginnie Mae I Pool 4.5% 12/15/2039	120,421	119,680
Ginnie Mae I Pool 4.5% 12/15/2039	95,153	94,620
Ginnie Mae I Pool 4.5% 12/15/2039	89,057	88,465
Ginnie Mae I Pool 4.5% 12/15/2040	92,334	91,586
Ginnie Mae I Pool 4.5% 2/15/2040	621,162	615,602
Ginnie Mae I Pool 4.5% 2/15/2040	466,262	462,932
Ginnie Mae I Pool 4.5% 2/15/2040	381,795	379,256
Ginnie Mae I Pool 4.5% 2/15/2040	215,841	214,465
Ginnie Mae I Pool 4.5% 2/15/2040	188,445	187,140
Ginnie Mae I Pool 4.5% 2/15/2040	183,856	182,454
Ginnie Mae I Pool 4.5% 2/15/2040	106,099	105,352
Ginnie Mae I Pool 4.5% 2/15/2040	104,594	103,864
Ginnie Mae I Pool 4.5% 2/15/2040	69,112	68,622
Ginnie Mae I Pool 4.5% 2/15/2040	33,768	33,536
Ginnie Mae I Pool 4.5% 2/15/2040	5,018	4,989
Ginnie Mae I Pool 4.5% 2/15/2041	172,839	171,605
Ginnie Mae I Pool 4.5% 2/15/2041	71,714	71,122
Ginnie Mae I Pool 4.5% 3/15/2039	28,640	28,458
Ginnie Mae I Pool 4.5% 3/15/2040	970,642	962,090
Ginnie Mae I Pool 4.5% 3/15/2040	139,515	138,587
Ginnie Mae I Pool 4.5% 3/15/2040	126,073	125,125
Ginnie Mae I Pool 4.5% 3/15/2040	86,303	85,531
Ginnie Mae I Pool 4.5% 3/15/2041	3,273,468	3,246,245
Ginnie Mae I Pool 4.5% 3/15/2041	163,897	162,709
Ginnie Mae I Pool 4.5% 3/15/2041	11,782	11,673
Ginnie Mae I Pool 4.5% 4/15/2039	695,173	689,438
Ginnie Mae I Pool 4.5% 4/15/2039	581,258	576,463
Ginnie Mae I Pool 4.5% 4/15/2040	350,054	347,044
Ginnie Mae I Pool 4.5% 4/15/2040	266,165	264,007
Ginnie Mae I Pool 4.5% 4/15/2040	150,765	149,532
Ginnie Mae I Pool 4.5% 4/15/2040	62,579	62,010
Ginnie Mae I Pool 4.5% 4/15/2040	61,123	60,568
Ginnie Mae I Pool 4.5% 4/15/2040	42,830	42,545
Ginnie Mae I Pool 4.5% 4/15/2040	19,487	19,336
Ginnie Mae I Pool 4.5% 4/15/2041	223,196	221,434
Ginnie Mae I Pool 4.5% 4/15/2041	156,761	155,458
Ginnie Mae I Pool 4.5% 4/15/2041	88,747	88,186
Ginnie Mae I Pool 4.5% 4/15/2041	87,850	87,256
Ginnie Mae I Pool 4.5% 4/15/2041	59,370	58,920
Ginnie Mae I Pool 4.5% 4/15/2041	1,269	1,257
Ginnie Mae I Pool 4.5% 4/20/2040	61,321	60,621
Ginnie Mae I Pool 4.5% 4/20/2053	2,057,982	1,999,888
Ginnie Mae I Pool 4.5% 5/15/2039	727,536	722,737
Ginnie Mae I Pool 4.5% 5/15/2039	195,013	193,759
Ginnie Mae I Pool 4.5% 5/15/2039	89,051	88,474
Ginnie Mae I Pool 4.5% 5/15/2039	88,918	88,228
Ginnie Mae I Pool 4.5% 5/15/2040	607,594	603,288
Ginnie Mae I Pool 4.5% 5/15/2040	144,478	143,400
Ginnie Mae I Pool 4.5% 5/15/2040	79,865	79,265
Ginnie Mae I Pool 4.5% 5/15/2040	32,188	31,969
Ginnie Mae I Pool 4.5% 5/15/2041	120,776	119,894
Ginnie Mae I Pool 4.5% 5/15/2041	88,944	88,209
Ginnie Mae I Pool 4.5% 5/15/2041	1,258	1,256
Ginnie Mae I Pool 4.5% 6/15/2039	4,371,356	4,336,830
Ginnie Mae I Pool 4.5% 6/15/2039	244,838	243,223
Ginnie Mae I Pool 4.5% 6/15/2039	100,896	100,192
Ginnie Mae I Pool 4.5% 6/15/2039	47,570	47,225
Ginnie Mae I Pool 4.5% 6/15/2039	31,926	31,712
Ginnie Mae I Pool 4.5% 6/15/2039	19,226	19,132
Ginnie Mae I Pool 4.5% 6/15/2039	16,532	16,439
Ginnie Mae I Pool 4.5% 6/15/2039	8,335	8,279
Ginnie Mae I Pool 4.5% 6/15/2040	1,567,110	1,556,088
Ginnie Mae I Pool 4.5% 6/15/2040	1,505,521	1,492,573
Ginnie Mae I Pool 4.5% 6/15/2040	639,584	634,844
Ginnie Mae I Pool 4.5% 6/15/2040	351,377	348,868
Ginnie Mae I Pool 4.5% 6/15/2040	345,424	342,939
Ginnie Mae I Pool 4.5% 6/15/2040	98,849	98,143
Ginnie Mae I Pool 4.5% 6/15/2040	79,998	79,418
Ginnie Mae I Pool 4.5% 6/15/2040	39,271	38,991
Ginnie Mae I Pool 4.5% 6/15/2040	5,214	5,189
Ginnie Mae I Pool 4.5% 6/15/2041	72,454	71,890
Ginnie Mae I Pool 4.5% 6/15/2041	16,392	16,296
Ginnie Mae I Pool 4.5% 7/15/2033	2,042	2,035
Ginnie Mae I Pool 4.5% 7/15/2039	400,210	397,636
Ginnie Mae I Pool 4.5% 7/15/2039	74,375	73,762
Ginnie Mae I Pool 4.5% 7/15/2039	65,253	64,819
Ginnie Mae I Pool 4.5% 7/15/2039	16,639	16,525
Ginnie Mae I Pool 4.5% 7/20/2040	119,283	117,872
Ginnie Mae I Pool 4.5% 7/20/2041	51,070	50,596
Ginnie Mae I Pool 4.5% 8/15/2039	1,653,425	1,642,611
Ginnie Mae I Pool 4.5% 8/15/2039	1,340,278	1,331,070
Ginnie Mae I Pool 4.5% 8/15/2039	495,451	492,047
Ginnie Mae I Pool 4.5% 8/15/2039	306,273	304,287
Ginnie Mae I Pool 4.5% 8/15/2039	240,880	239,239
Ginnie Mae I Pool 4.5% 8/15/2039	11,310	11,237
Ginnie Mae I Pool 4.5% 8/15/2040	398,401	395,448
Ginnie Mae I Pool 4.5% 8/15/2040	90,167	89,308
Ginnie Mae I Pool 4.5% 9/15/2039	815,693	810,178
Ginnie Mae I Pool 4.5% 9/15/2039	753,126	747,072
Ginnie Mae I Pool 4.5% 9/15/2039	239,234	237,564
Ginnie Mae I Pool 4.5% 9/15/2039	83,311	82,716
Ginnie Mae I Pool 4.5% 9/15/2039	7,739	7,681
Ginnie Mae I Pool 4.5% 9/15/2040	268,241	266,167
Ginnie Mae I Pool 4.5% 9/15/2040	165,121	163,818
Ginnie Mae I Pool 4.5% 9/15/2040	135,395	134,420
Ginnie Mae I Pool 4.5% 9/15/2041	59,577	59,123
Ginnie Mae I Pool 4.5% 9/20/2040	1,668,562	1,654,174
Ginnie Mae I Pool 4.75% 7/15/2040	282,723	282,387
Ginnie Mae I Pool 4.875% 12/15/2039	160,887	163,381
Ginnie Mae I Pool 4.875% 9/15/2039	825,900	828,398
Ginnie Mae I Pool 4.875% 9/15/2039	598,261	600,256
Ginnie Mae I Pool 4.875% 9/15/2039	588,233	590,042
Ginnie Mae I Pool 5% 1/15/2034	2,514	2,545
Ginnie Mae I Pool 5% 1/15/2035	5,182	5,254
Ginnie Mae I Pool 5% 1/15/2035	98	99
Ginnie Mae I Pool 5% 1/15/2036	2,955	2,999
Ginnie Mae I Pool 5% 1/15/2039	135,804	137,692
Ginnie Mae I Pool 5% 1/15/2040	4,008,343	4,068,591
Ginnie Mae I Pool 5% 1/20/2035	1,521,719	1,534,098
Ginnie Mae I Pool 5% 10/15/2033	12,458	12,622
Ginnie Mae I Pool 5% 10/15/2033	5,388	5,454
Ginnie Mae I Pool 5% 10/15/2033	2,952	2,987
Ginnie Mae I Pool 5% 10/15/2033	266	270
Ginnie Mae I Pool 5% 10/15/2034	15,058	15,243
Ginnie Mae I Pool 5% 10/15/2035	778	790
Ginnie Mae I Pool 5% 10/15/2036	1,023	1,038
Ginnie Mae I Pool 5% 10/15/2039	21,120	21,434
Ginnie Mae I Pool 5% 10/15/2039	936	950
Ginnie Mae I Pool 5% 10/15/2040	12,212	12,393
Ginnie Mae I Pool 5% 10/20/2038	20,095	20,279
Ginnie Mae I Pool 5% 11/15/2033	30,097	30,484
Ginnie Mae I Pool 5% 11/15/2033	23,637	23,867
Ginnie Mae I Pool 5% 11/15/2033	14,865	15,043
Ginnie Mae I Pool 5% 11/15/2033	9,092	9,200
Ginnie Mae I Pool 5% 11/15/2034	434	440
Ginnie Mae I Pool 5% 11/15/2035	30,170	30,561
Ginnie Mae I Pool 5% 11/15/2035	23,001	23,331
Ginnie Mae I Pool 5% 11/15/2035	4,441	4,499
Ginnie Mae I Pool 5% 11/15/2039	2,258,713	2,292,080
Ginnie Mae I Pool 5% 11/15/2039	18,130	18,400
Ginnie Mae I Pool 5% 11/15/2039	11,748	11,923
Ginnie Mae I Pool 5% 11/15/2039	10,944	11,106
Ginnie Mae I Pool 5% 12/15/2033	9,298	9,408
Ginnie Mae I Pool 5% 12/15/2033	4,769	4,824
Ginnie Mae I Pool 5% 12/15/2034	6,133	6,219
Ginnie Mae I Pool 5% 12/15/2034	483	490
Ginnie Mae I Pool 5% 12/20/2034	695,540	700,535
Ginnie Mae I Pool 5% 2/15/2034	22,507	22,798
Ginnie Mae I Pool 5% 2/15/2035	367	372
Ginnie Mae I Pool 5% 2/15/2039	10,360	10,513
Ginnie Mae I Pool 5% 2/15/2040	5,454	5,523
Ginnie Mae I Pool 5% 2/15/2040	2,612	2,651
Ginnie Mae I Pool 5% 2/20/2035	1,492	1,503
Ginnie Mae I Pool 5% 3/15/2035	46,385	47,039
Ginnie Mae I Pool 5% 3/15/2036	199,035	201,840
Ginnie Mae I Pool 5% 3/15/2036	59,484	60,054
Ginnie Mae I Pool 5% 3/15/2036	19,264	19,552
Ginnie Mae I Pool 5% 3/15/2036	448	454
Ginnie Mae I Pool 5% 3/15/2038	5,914	6,007
Ginnie Mae I Pool 5% 3/15/2039	2,257	2,292
Ginnie Mae I Pool 5% 3/15/2040	11,177	11,344
Ginnie Mae I Pool 5% 4/15/2033	10,014	10,129
Ginnie Mae I Pool 5% 4/15/2033	7,398	7,483
Ginnie Mae I Pool 5% 4/15/2034	2,458	2,484
Ginnie Mae I Pool 5% 4/15/2034	1,020	1,033
Ginnie Mae I Pool 5% 4/15/2035	58,134	58,908
Ginnie Mae I Pool 5% 4/15/2035	2,856	2,893
Ginnie Mae I Pool 5% 4/15/2035	2,164	2,194
Ginnie Mae I Pool 5% 4/15/2036	7,125	7,232
Ginnie Mae I Pool 5% 4/15/2041	177,377	179,855
Ginnie Mae I Pool 5% 4/20/2048	1,928,373	1,944,574
Ginnie Mae I Pool 5% 5/15/2033	89,639	90,649
Ginnie Mae I Pool 5% 5/15/2033	50,240	50,830
Ginnie Mae I Pool 5% 5/15/2033	12,860	13,008
Ginnie Mae I Pool 5% 5/15/2033	538	544
Ginnie Mae I Pool 5% 5/15/2034	452,215	457,931
Ginnie Mae I Pool 5% 5/15/2034	5,850	5,926
Ginnie Mae I Pool 5% 5/15/2034	3,156	3,198
Ginnie Mae I Pool 5% 5/15/2034	588	596
Ginnie Mae I Pool 5% 5/15/2034	523	530
Ginnie Mae I Pool 5% 5/15/2035	717	727
Ginnie Mae I Pool 5% 5/15/2036	2,676	2,699
Ginnie Mae I Pool 5% 5/15/2040	37,475	38,031
Ginnie Mae I Pool 5% 5/15/2040	20,090	20,373
Ginnie Mae I Pool 5% 6/15/2033	6,736	6,815
Ginnie Mae I Pool 5% 6/15/2033	6,390	6,465
Ginnie Mae I Pool 5% 6/15/2033	2,969	3,007
Ginnie Mae I Pool 5% 6/15/2033	2,553	2,576
Ginnie Mae I Pool 5% 6/15/2034	7,670	7,773
Ginnie Mae I Pool 5% 6/15/2034	1,837	1,862
Ginnie Mae I Pool 5% 6/15/2034	678	687
Ginnie Mae I Pool 5% 6/15/2034	326	330
Ginnie Mae I Pool 5% 6/15/2035	1,625	1,647
Ginnie Mae I Pool 5% 6/15/2035	950	963
Ginnie Mae I Pool 5% 6/15/2036	40,189	40,773
Ginnie Mae I Pool 5% 6/15/2036	2,467	2,502
Ginnie Mae I Pool 5% 6/15/2040	3,245,629	3,293,916
Ginnie Mae I Pool 5% 6/15/2040	2,590	2,629
Ginnie Mae I Pool 5% 6/15/2040	1,965	1,994
Ginnie Mae I Pool 5% 7/15/2033	2,842	2,866
Ginnie Mae I Pool 5% 7/15/2033	763	772
Ginnie Mae I Pool 5% 7/15/2033	326	330
Ginnie Mae I Pool 5% 7/15/2033	287	291
Ginnie Mae I Pool 5% 7/15/2034	13,679	13,854
Ginnie Mae I Pool 5% 7/15/2034	1,150	1,166
Ginnie Mae I Pool 5% 7/15/2035	203,362	206,161
Ginnie Mae I Pool 5% 7/15/2035	8,304	8,415
Ginnie Mae I Pool 5% 7/15/2040	1,122,700	1,139,620
Ginnie Mae I Pool 5% 7/15/2040	41,469	42,085
Ginnie Mae I Pool 5% 7/15/2040	22,965	23,286
Ginnie Mae I Pool 5% 8/15/2033	114,385	115,660
Ginnie Mae I Pool 5% 8/15/2033	70,086	70,926
Ginnie Mae I Pool 5% 8/15/2033	29,873	30,217
Ginnie Mae I Pool 5% 8/15/2033	25,895	26,231
Ginnie Mae I Pool 5% 8/15/2033	13,365	13,521
Ginnie Mae I Pool 5% 8/15/2033	11,409	11,547
Ginnie Mae I Pool 5% 8/15/2033	2,098	2,120
Ginnie Mae I Pool 5% 8/15/2033	921	932
Ginnie Mae I Pool 5% 8/15/2033	582	589
Ginnie Mae I Pool 5% 8/15/2035	3,996	4,054
Ginnie Mae I Pool 5% 8/15/2035	1,608	1,631
Ginnie Mae I Pool 5% 8/20/2040	565,707	569,758
Ginnie Mae I Pool 5% 9/15/2033	84,554	85,632
Ginnie Mae I Pool 5% 9/15/2033	81,806	82,822
Ginnie Mae I Pool 5% 9/15/2033	4,458	4,512
Ginnie Mae I Pool 5% 9/15/2035	9,960	10,106
Ginnie Mae I Pool 5% 9/15/2036	179,223	181,805
Ginnie Mae I Pool 5% 9/15/2036	37,145	37,626
Ginnie Mae I Pool 5% 9/15/2039	1,002,976	1,017,675
Ginnie Mae I Pool 5% 9/15/2039	8,479	8,604
Ginnie Mae I Pool 5% 9/15/2040	11,237	11,394
Ginnie Mae I Pool 5.09% 11/15/2036	97,640	98,913
Ginnie Mae I Pool 5.09% 11/15/2036	34,282	34,787
Ginnie Mae I Pool 5.09% 4/15/2036	48,682	49,386
Ginnie Mae I Pool 5.09% 5/15/2036	176,117	178,557
Ginnie Mae I Pool 5.09% 5/15/2036	90,125	91,429
Ginnie Mae I Pool 5.09% 5/15/2036	49,815	50,502
Ginnie Mae I Pool 5.09% 6/15/2036	227,919	231,003
Ginnie Mae I Pool 5.09% 6/15/2036	178,176	180,622
Ginnie Mae I Pool 5.09% 7/15/2036	170,510	172,922
Ginnie Mae I Pool 5.09% 7/15/2036	95,738	97,150
Ginnie Mae I Pool 5.09% 7/15/2036	73,869	74,962
Ginnie Mae I Pool 5.09% 7/15/2036	41,214	41,813
Ginnie Mae I Pool 5.09% 8/15/2036	174,778	177,315
Ginnie Mae I Pool 5.09% 8/15/2036	91,467	92,790
Ginnie Mae I Pool 5.09% 8/15/2036	89,689	90,942
Ginnie Mae I Pool 5.09% 9/15/2036	136,236	138,239
Ginnie Mae I Pool 5.15% 2/15/2036	78,901	80,183
Ginnie Mae I Pool 5.2% 7/15/2036	36,854	37,460
Ginnie Mae I Pool 5.25% 4/15/2036	34,801	35,436
Ginnie Mae I Pool 5.25% 5/15/2036	69,158	70,329
Ginnie Mae I Pool 5.35% 1/20/2030	116,989	117,872
Ginnie Mae I Pool 5.35% 1/20/2030	72,297	72,855
Ginnie Mae I Pool 5.35% 10/20/2029	65,735	66,231
Ginnie Mae I Pool 5.35% 10/20/2030	10,332	10,420
Ginnie Mae I Pool 5.35% 11/20/2029	177,241	178,518
Ginnie Mae I Pool 5.35% 11/20/2030	32,858	33,161
Ginnie Mae I Pool 5.35% 11/20/2030	24,566	24,807
Ginnie Mae I Pool 5.35% 12/20/2029	259,182	261,093
Ginnie Mae I Pool 5.35% 12/20/2030	31,540	31,802
Ginnie Mae I Pool 5.35% 12/20/2030	28,899	29,175
Ginnie Mae I Pool 5.35% 12/20/2030	20,909	21,112
Ginnie Mae I Pool 5.35% 3/20/2030	20,485	20,649
Ginnie Mae I Pool 5.35% 4/20/2029	46,423	46,741
Ginnie Mae I Pool 5.35% 4/20/2030	41,744	41,996
Ginnie Mae I Pool 5.35% 5/20/2029	30,708	30,912
Ginnie Mae I Pool 5.35% 5/20/2030	30,616	30,794
Ginnie Mae I Pool 5.35% 6/20/2029	105,608	106,330
Ginnie Mae I Pool 5.35% 6/20/2030	43,106	43,465
Ginnie Mae I Pool 5.35% 7/20/2029	53,473	53,858
Ginnie Mae I Pool 5.35% 7/20/2030	75,776	76,407
Ginnie Mae I Pool 5.35% 7/20/2030	30,198	30,440
Ginnie Mae I Pool 5.35% 8/20/2029	17,841	17,975
Ginnie Mae I Pool 5.35% 9/20/2029	52,477	52,845
Ginnie Mae I Pool 5.35% 9/20/2030	61,109	61,679
Ginnie Mae I Pool 5.39% 5/15/2036	37,715	38,645
Ginnie Mae I Pool 5.45% 2/15/2037	237,820	244,108
Ginnie Mae I Pool 5.45% 2/15/2037	104,252	106,949
Ginnie Mae I Pool 5.5% 1/15/2035	7,670	7,902
Ginnie Mae I Pool 5.5% 10/15/2032	80,132	81,951
Ginnie Mae I Pool 5.5% 10/15/2034	60,757	62,581
Ginnie Mae I Pool 5.5% 10/15/2038	371,703	382,746
Ginnie Mae I Pool 5.5% 11/15/2033	61,991	63,739
Ginnie Mae I Pool 5.5% 11/15/2034	228	228
Ginnie Mae I Pool 5.5% 12/15/2033	30,417	31,263
Ginnie Mae I Pool 5.5% 12/15/2034	540	557
Ginnie Mae I Pool 5.5% 2/15/2034	3,454	3,554
Ginnie Mae I Pool 5.5% 2/15/2034	219	225
Ginnie Mae I Pool 5.5% 2/15/2038	1,930	1,986
Ginnie Mae I Pool 5.5% 2/15/2039	91,469	94,230
Ginnie Mae I Pool 5.5% 3/15/2034	121,140	124,624
Ginnie Mae I Pool 5.5% 3/15/2035	31,895	32,880
Ginnie Mae I Pool 5.5% 3/15/2039	21,843	22,475
Ginnie Mae I Pool 5.5% 3/20/2054	6,488,969	6,611,932
Ginnie Mae I Pool 5.5% 4/15/2033	20,827	21,377
Ginnie Mae I Pool 5.5% 4/15/2034	87,953	90,465
Ginnie Mae I Pool 5.5% 4/15/2034	31,076	31,940
Ginnie Mae I Pool 5.5% 4/15/2034	19,408	19,959
Ginnie Mae I Pool 5.5% 4/15/2034	7,580	7,799
Ginnie Mae I Pool 5.5% 4/15/2035	2,989	3,081
Ginnie Mae I Pool 5.5% 4/15/2038	6,187	6,366
Ginnie Mae I Pool 5.5% 5/15/2033	197,442	202,707
Ginnie Mae I Pool 5.5% 5/15/2034	135,090	138,897
Ginnie Mae I Pool 5.5% 6/15/2034	15,327	15,762
Ginnie Mae I Pool 5.5% 7/15/2033	3,156	3,239
Ginnie Mae I Pool 5.5% 7/15/2035	22,475	23,129
Ginnie Mae I Pool 5.5% 7/20/2040	555,130	570,445
Ginnie Mae I Pool 5.5% 9/15/2033	36,257	37,233
Ginnie Mae I Pool 5.5% 9/15/2038	44,975	46,318
Ginnie Mae I Pool 5.6% 11/15/2036	109,533	112,823
Ginnie Mae I Pool 5.75% 1/20/2040	238,863	245,841
Ginnie Mae I Pool 5.75% 1/20/2040	175,765	180,889
Ginnie Mae I Pool 5.75% 11/20/2039	222,797	229,277
Ginnie Mae I Pool 5.75% 11/20/2039	114,510	117,522
Ginnie Mae I Pool 5.75% 12/20/2039	201,961	207,708
Ginnie Mae I Pool 5.75% 12/20/2039	115,162	118,503
Ginnie Mae I Pool 5.75% 12/20/2039	87,009	89,573
Ginnie Mae I Pool 5.75% 12/20/2039	77,866	80,098
Ginnie Mae I Pool 5.75% 2/20/2040	221,747	228,181
Ginnie Mae I Pool 5.75% 2/20/2040	181,353	186,603
Ginnie Mae I Pool 5.75% 3/20/2040	133,877	137,779
Ginnie Mae I Pool 5.75% 3/20/2040	128,081	131,878
Ginnie Mae I Pool 5.75% 4/20/2040	124,065	127,736
Ginnie Mae I Pool 5.75% 4/20/2040	106,472	109,635
Ginnie Mae I Pool 5.75% 4/20/2040	74,730	76,856
Ginnie Mae I Pool 5.75% 4/20/2040	53,004	54,126
Ginnie Mae I Pool 5.75% 5/20/2040	70,055	72,123
Ginnie Mae I Pool 5.75% 6/20/2040	181,250	186,545
Ginnie Mae I Pool 5.75% 6/20/2040	97,388	100,214
Ginnie Mae I Pool 5.75% 6/20/2040	61,687	63,523
Ginnie Mae I Pool 5.75% 7/20/2040	172,861	178,006
Ginnie Mae I Pool 5.75% 7/20/2040	119,579	122,963
Ginnie Mae I Pool 5.75% 8/20/2040	543,783	559,738
Ginnie Mae I Pool 5.75% 8/20/2040	377,691	388,888
Ginnie Mae I Pool 5.75% 8/20/2040	334,037	343,707
Ginnie Mae I Pool 5.75% 9/20/2039	90,656	93,267
Ginnie Mae I Pool 5.75% 9/20/2040	206,673	212,670
Ginnie Mae I Pool 5.75% 9/20/2040	140,614	144,766
Ginnie Mae I Pool 5.75% 9/20/2040	82,654	85,012
Ginnie Mae I Pool 6% 1/15/2029	5,631	5,745
Ginnie Mae I Pool 6% 1/15/2029	3,091	3,154
Ginnie Mae I Pool 6% 1/15/2032	1,463	1,512
Ginnie Mae I Pool 6% 1/15/2033	41,032	42,576
Ginnie Mae I Pool 6% 1/15/2033	111	115
Ginnie Mae I Pool 6% 1/15/2034	18,109	18,772
Ginnie Mae I Pool 6% 10/15/2032	33,584	34,813
Ginnie Mae I Pool 6% 10/15/2033	513,242	531,482
Ginnie Mae I Pool 6% 11/15/2033	96,796	100,405
Ginnie Mae I Pool 6% 11/15/2033	3,863	4,009
Ginnie Mae I Pool 6% 11/15/2036	118,892	123,535
Ginnie Mae I Pool 6% 12/15/2031	31,279	32,237
Ginnie Mae I Pool 6% 12/15/2031	7,476	7,716
Ginnie Mae I Pool 6% 12/15/2032	37,611	39,014
Ginnie Mae I Pool 6% 12/15/2033	71,029	73,578
Ginnie Mae I Pool 6% 12/15/2033	12,802	13,271
Ginnie Mae I Pool 6% 12/15/2033	1,464	1,516
Ginnie Mae I Pool 6% 12/15/2033	1,428	1,480
Ginnie Mae I Pool 6% 12/15/2033	458	475
Ginnie Mae I Pool 6% 12/15/2036	47,566	49,256
Ginnie Mae I Pool 6% 2/15/2031	16,011	16,439
Ginnie Mae I Pool 6% 2/15/2032	12,347	12,763
Ginnie Mae I Pool 6% 2/15/2032	4,058	4,191
Ginnie Mae I Pool 6% 2/15/2033	12,240	12,488
Ginnie Mae I Pool 6% 2/15/2037	22,341	23,200
Ginnie Mae I Pool 6% 3/15/2032	1,055	1,091
Ginnie Mae I Pool 6% 3/15/2032	334	345
Ginnie Mae I Pool 6% 3/15/2039	63,776	66,325
Ginnie Mae I Pool 6% 4/15/2029	42,403	43,220
Ginnie Mae I Pool 6% 4/15/2029	3,313	3,380
Ginnie Mae I Pool 6% 4/15/2031	1,241	1,277
Ginnie Mae I Pool 6% 4/15/2033	1,079	1,117
Ginnie Mae I Pool 6% 4/15/2034	57,531	59,734
Ginnie Mae I Pool 6% 4/15/2034	47,707	49,506
Ginnie Mae I Pool 6% 4/15/2034	19,420	20,127
Ginnie Mae I Pool 6% 5/15/2029	30	31
Ginnie Mae I Pool 6% 6/15/2032	969	1,002
Ginnie Mae I Pool 6% 6/15/2034	37,415	38,844
Ginnie Mae I Pool 6% 7/15/2029	255	260
Ginnie Mae I Pool 6% 7/15/2031	63,245	65,106
Ginnie Mae I Pool 6% 7/15/2033	351	361
Ginnie Mae I Pool 6% 7/15/2036	36,271	37,611
Ginnie Mae I Pool 6% 7/15/2036	14,417	14,991
Ginnie Mae I Pool 6% 8/15/2032	42,974	44,501
Ginnie Mae I Pool 6% 8/15/2033	88	88
Ginnie Mae I Pool 6% 9/15/2032	73,148	75,800
Ginnie Mae I Pool 6% 9/15/2033	36,828	38,150
Ginnie Mae I Pool 6.45% 1/15/2032	17,107	17,744
Ginnie Mae I Pool 6.45% 6/15/2032	30,469	31,769
Ginnie Mae I Pool 6.5% 1/15/2028	1,272	1,278
Ginnie Mae I Pool 6.5% 1/15/2039	177,627	186,977
Ginnie Mae I Pool 6.5% 1/15/2039	11,304	12,009
Ginnie Mae I Pool 6.5% 10/15/2028	25,242	26,383
Ginnie Mae I Pool 6.5% 10/15/2028	8,489	8,873
Ginnie Mae I Pool 6.5% 10/15/2028	3,620	3,784
Ginnie Mae I Pool 6.5% 10/15/2028	1,537	1,607
Ginnie Mae I Pool 6.5% 10/15/2037	343,811	362,655
Ginnie Mae I Pool 6.5% 11/15/2028	16,824	17,585
Ginnie Mae I Pool 6.5% 11/15/2028	7,477	7,815
Ginnie Mae I Pool 6.5% 11/15/2028	7,043	7,361
Ginnie Mae I Pool 6.5% 11/15/2028	2,050	2,142
Ginnie Mae I Pool 6.5% 11/15/2029	7,707	8,055
Ginnie Mae I Pool 6.5% 12/15/2027	7,717	8,066
Ginnie Mae I Pool 6.5% 12/15/2027	4,715	4,928
Ginnie Mae I Pool 6.5% 12/15/2028	1,515	1,584
Ginnie Mae I Pool 6.5% 12/15/2028	111	116
Ginnie Mae I Pool 6.5% 12/15/2028	63	66
Ginnie Mae I Pool 6.5% 12/15/2034	284	300
Ginnie Mae I Pool 6.5% 12/15/2036	78,641	82,917
Ginnie Mae I Pool 6.5% 12/15/2038	245,899	259,105
Ginnie Mae I Pool 6.5% 12/15/2038	123,678	130,168
Ginnie Mae I Pool 6.5% 12/15/2038	65,619	69,062
Ginnie Mae I Pool 6.5% 12/15/2038	5,044	5,309
Ginnie Mae I Pool 6.5% 2/15/2028	663	693
Ginnie Mae I Pool 6.5% 3/15/2028	1,590	1,662
Ginnie Mae I Pool 6.5% 4/15/2028	53	53
Ginnie Mae I Pool 6.5% 4/15/2029	945	988
Ginnie Mae I Pool 6.5% 5/15/2028	1,145	1,197
Ginnie Mae I Pool 6.5% 5/15/2029	2,712	2,834
Ginnie Mae I Pool 6.5% 6/15/2028	1,316	1,375
Ginnie Mae I Pool 6.5% 6/15/2029	1,737	1,816
Ginnie Mae I Pool 6.5% 6/15/2037	76,241	80,283
Ginnie Mae I Pool 6.5% 6/15/2037	4,967	5,231
Ginnie Mae I Pool 6.5% 8/15/2027	333	348
Ginnie Mae I Pool 6.5% 8/15/2028	2,036	2,128
Ginnie Mae I Pool 6.5% 8/15/2035	3,061	3,199
Ginnie Mae I Pool 6.5% 8/15/2038	114,523	120,607
Ginnie Mae I Pool 6.5% 8/20/2032	2,528	2,642
Ginnie Mae I Pool 6.5% 8/20/2034	38,203	39,649
Ginnie Mae I Pool 6.5% 9/15/2027	496	518
Ginnie Mae I Pool 6.5% 9/15/2028	990	1,035
Ginnie Mae I Pool 6.5% 9/15/2028	616	644
Ginnie Mae I Pool 6.5% 9/15/2028	327	342
Ginnie Mae I Pool 6.5% 9/15/2028	244	255
Ginnie Mae I Pool 6.5% 9/15/2034	201	211
Ginnie Mae I Pool 6.5% 9/15/2038	3,479	3,657
Ginnie Mae I Pool 7% 1/15/2027	911	912
Ginnie Mae I Pool 7% 1/15/2028	6,626	6,701
Ginnie Mae I Pool 7% 1/15/2028	2,220	2,245
Ginnie Mae I Pool 7% 1/15/2028	2,162	2,186
Ginnie Mae I Pool 7% 1/15/2028	1,459	1,474
Ginnie Mae I Pool 7% 1/15/2028	815	819
Ginnie Mae I Pool 7% 1/15/2028	518	523
Ginnie Mae I Pool 7% 1/15/2028	517	522
Ginnie Mae I Pool 7% 1/15/2028	482	487
Ginnie Mae I Pool 7% 1/15/2028	441	445
Ginnie Mae I Pool 7% 1/15/2028	426	431
Ginnie Mae I Pool 7% 1/15/2028	382	385
Ginnie Mae I Pool 7% 1/15/2028	310	311
Ginnie Mae I Pool 7% 1/15/2028	208	210
Ginnie Mae I Pool 7% 1/15/2028	130	131
Ginnie Mae I Pool 7% 1/15/2028	80	81
Ginnie Mae I Pool 7% 1/15/2028	36	36
Ginnie Mae I Pool 7% 1/15/2029	5,687	5,784
Ginnie Mae I Pool 7% 1/15/2029	1,249	1,259
Ginnie Mae I Pool 7% 1/15/2029	853	868
Ginnie Mae I Pool 7% 1/15/2030	1,501	1,535
Ginnie Mae I Pool 7% 1/15/2030	757	773
Ginnie Mae I Pool 7% 1/15/2032	8,969	9,232
Ginnie Mae I Pool 7% 1/15/2032	665	684
Ginnie Mae I Pool 7% 10/15/2027	10,159	10,230
Ginnie Mae I Pool 7% 10/15/2027	720	724
Ginnie Mae I Pool 7% 10/15/2027	432	435
Ginnie Mae I Pool 7% 10/15/2027	363	366
Ginnie Mae I Pool 7% 10/15/2027	65	65
Ginnie Mae I Pool 7% 10/15/2028	7,443	7,555
Ginnie Mae I Pool 7% 10/15/2028	5,497	5,586
Ginnie Mae I Pool 7% 10/15/2028	3,005	3,052
Ginnie Mae I Pool 7% 10/15/2028	1,516	1,539
Ginnie Mae I Pool 7% 10/15/2028	1,162	1,176
Ginnie Mae I Pool 7% 10/15/2028	576	582
Ginnie Mae I Pool 7% 10/15/2028	426	429
Ginnie Mae I Pool 7% 10/15/2028	231	235
Ginnie Mae I Pool 7% 10/15/2028	204	205
Ginnie Mae I Pool 7% 10/15/2028	36	36
Ginnie Mae I Pool 7% 10/15/2030	799	819
Ginnie Mae I Pool 7% 10/15/2031	4,714	4,846
Ginnie Mae I Pool 7% 10/15/2031	558	574
Ginnie Mae I Pool 7% 10/15/2031	289	294
Ginnie Mae I Pool 7% 11/15/2027	4,868	4,908
Ginnie Mae I Pool 7% 11/15/2027	691	698
Ginnie Mae I Pool 7% 11/15/2027	216	216
Ginnie Mae I Pool 7% 11/15/2027	99	99
Ginnie Mae I Pool 7% 11/15/2027	24	24
Ginnie Mae I Pool 7% 11/15/2028	1,783	1,804
Ginnie Mae I Pool 7% 11/15/2028	882	895
Ginnie Mae I Pool 7% 11/15/2028	827	840
Ginnie Mae I Pool 7% 11/15/2028	541	546
Ginnie Mae I Pool 7% 11/15/2028	53	54
Ginnie Mae I Pool 7% 11/15/2031	121	125
Ginnie Mae I Pool 7% 12/15/2026	462	463
Ginnie Mae I Pool 7% 12/15/2026	15	14
Ginnie Mae I Pool 7% 12/15/2027	1,206	1,216
Ginnie Mae I Pool 7% 12/15/2027	445	448
Ginnie Mae I Pool 7% 12/15/2027	368	371
Ginnie Mae I Pool 7% 12/15/2027	37	37
Ginnie Mae I Pool 7% 12/15/2028	3,690	3,748
Ginnie Mae I Pool 7% 12/15/2028	1,741	1,763
Ginnie Mae I Pool 7% 12/15/2028	1,097	1,101
Ginnie Mae I Pool 7% 12/15/2028	675	686
Ginnie Mae I Pool 7% 12/15/2028	585	594
Ginnie Mae I Pool 7% 12/15/2028	465	472
Ginnie Mae I Pool 7% 12/15/2028	438	444
Ginnie Mae I Pool 7% 12/15/2029	2,724	2,780
Ginnie Mae I Pool 7% 12/15/2030	5,829	5,980
Ginnie Mae I Pool 7% 12/15/2030	174	178
Ginnie Mae I Pool 7% 12/15/2031	3,426	3,519
Ginnie Mae I Pool 7% 12/15/2031	2,377	2,446
Ginnie Mae I Pool 7% 12/15/2031	1,792	1,841
Ginnie Mae I Pool 7% 12/15/2031	503	517
Ginnie Mae I Pool 7% 2/15/2028	4,074	4,103
Ginnie Mae I Pool 7% 2/15/2028	1,593	1,611
Ginnie Mae I Pool 7% 2/15/2028	854	864
Ginnie Mae I Pool 7% 2/15/2028	789	796
Ginnie Mae I Pool 7% 2/15/2028	652	658
Ginnie Mae I Pool 7% 2/15/2028	501	505
Ginnie Mae I Pool 7% 2/15/2028	275	278
Ginnie Mae I Pool 7% 2/15/2028	276	278
Ginnie Mae I Pool 7% 2/15/2028	262	264
Ginnie Mae I Pool 7% 2/15/2028	88	89
Ginnie Mae I Pool 7% 2/15/2028	34	34
Ginnie Mae I Pool 7% 2/15/2029	2,481	2,523
Ginnie Mae I Pool 7% 2/15/2029	787	800
Ginnie Mae I Pool 7% 2/15/2029	175	177
Ginnie Mae I Pool 7% 2/15/2032	1,628	1,672
Ginnie Mae I Pool 7% 2/15/2032	893	918
Ginnie Mae I Pool 7% 3/15/2027	202	203
Ginnie Mae I Pool 7% 3/15/2028	1,287	1,303
Ginnie Mae I Pool 7% 3/15/2028	1,217	1,228
Ginnie Mae I Pool 7% 3/15/2028	1,068	1,080
Ginnie Mae I Pool 7% 3/15/2028	1,036	1,047
Ginnie Mae I Pool 7% 3/15/2028	841	846
Ginnie Mae I Pool 7% 3/15/2028	619	627
Ginnie Mae I Pool 7% 3/15/2028	496	499
Ginnie Mae I Pool 7% 3/15/2028	272	275
Ginnie Mae I Pool 7% 3/15/2028	194	196
Ginnie Mae I Pool 7% 3/15/2028	177	179
Ginnie Mae I Pool 7% 3/15/2028	141	142
Ginnie Mae I Pool 7% 3/15/2029	3,886	3,928
Ginnie Mae I Pool 7% 3/15/2029	548	550
Ginnie Mae I Pool 7% 3/15/2029	315	319
Ginnie Mae I Pool 7% 3/15/2031	2,772	2,838
Ginnie Mae I Pool 7% 3/15/2031	280	286
Ginnie Mae I Pool 7% 3/15/2032	5,676	5,753
Ginnie Mae I Pool 7% 3/15/2032	1,128	1,159
Ginnie Mae I Pool 7% 4/15/2028	2,845	2,876
Ginnie Mae I Pool 7% 4/15/2028	2,513	2,541
Ginnie Mae I Pool 7% 4/15/2028	2,100	2,115
Ginnie Mae I Pool 7% 4/15/2028	1,236	1,252
Ginnie Mae I Pool 7% 4/15/2028	1,024	1,034
Ginnie Mae I Pool 7% 4/15/2028	840	850
Ginnie Mae I Pool 7% 4/15/2028	782	791
Ginnie Mae I Pool 7% 4/15/2028	778	785
Ginnie Mae I Pool 7% 4/15/2028	701	709
Ginnie Mae I Pool 7% 4/15/2028	657	664
Ginnie Mae I Pool 7% 4/15/2028	548	554
Ginnie Mae I Pool 7% 4/15/2028	497	502
Ginnie Mae I Pool 7% 4/15/2028	455	460
Ginnie Mae I Pool 7% 4/15/2028	305	308
Ginnie Mae I Pool 7% 4/15/2028	132	133
Ginnie Mae I Pool 7% 4/15/2028	120	121
Ginnie Mae I Pool 7% 4/15/2028	87	87
Ginnie Mae I Pool 7% 4/15/2029	3,022	3,072
Ginnie Mae I Pool 7% 4/15/2029	1,681	1,707
Ginnie Mae I Pool 7% 4/15/2030	13,232	13,537
Ginnie Mae I Pool 7% 4/15/2030	1,386	1,418
Ginnie Mae I Pool 7% 4/15/2031	12,503	12,828
Ginnie Mae I Pool 7% 4/15/2031	1,849	1,898
Ginnie Mae I Pool 7% 4/15/2031	426	438
Ginnie Mae I Pool 7% 4/15/2031	48	49
Ginnie Mae I Pool 7% 4/15/2032	13,785	14,184
Ginnie Mae I Pool 7% 4/15/2032	203	208
Ginnie Mae I Pool 7% 4/15/2032	37	38
Ginnie Mae I Pool 7% 4/20/2032	149,648	154,631
Ginnie Mae I Pool 7% 5/15/2027	357	358
Ginnie Mae I Pool 7% 5/15/2028	3,780	3,829
Ginnie Mae I Pool 7% 5/15/2028	1,258	1,269
Ginnie Mae I Pool 7% 5/15/2028	909	921
Ginnie Mae I Pool 7% 5/15/2028	617	623
Ginnie Mae I Pool 7% 5/15/2028	544	550
Ginnie Mae I Pool 7% 5/15/2028	441	447
Ginnie Mae I Pool 7% 5/15/2028	359	363
Ginnie Mae I Pool 7% 5/15/2028	144	146
Ginnie Mae I Pool 7% 5/15/2028	125	125
Ginnie Mae I Pool 7% 5/15/2028	23	23
Ginnie Mae I Pool 7% 5/15/2029	3,186	3,241
Ginnie Mae I Pool 7% 5/15/2031	3,550	3,638
Ginnie Mae I Pool 7% 5/15/2031	283	291
Ginnie Mae I Pool 7% 5/15/2032	38,245	39,129
Ginnie Mae I Pool 7% 5/15/2032	3,013	3,100
Ginnie Mae I Pool 7% 5/15/2032	126	129
Ginnie Mae I Pool 7% 6/15/2027	65	66
Ginnie Mae I Pool 7% 6/15/2028	4,927	4,994
Ginnie Mae I Pool 7% 6/15/2028	1,954	1,975
Ginnie Mae I Pool 7% 6/15/2028	1,583	1,604
Ginnie Mae I Pool 7% 6/15/2028	1,171	1,187
Ginnie Mae I Pool 7% 6/15/2028	1,030	1,042
Ginnie Mae I Pool 7% 6/15/2028	998	1,009
Ginnie Mae I Pool 7% 6/15/2028	953	965
Ginnie Mae I Pool 7% 6/15/2028	824	835
Ginnie Mae I Pool 7% 6/15/2028	761	769
Ginnie Mae I Pool 7% 6/15/2028	701	709
Ginnie Mae I Pool 7% 6/15/2028	574	574
Ginnie Mae I Pool 7% 6/15/2028	423	429
Ginnie Mae I Pool 7% 6/15/2028	367	372
Ginnie Mae I Pool 7% 6/15/2028	368	372
Ginnie Mae I Pool 7% 6/15/2028	342	346
Ginnie Mae I Pool 7% 6/15/2028	266	269
Ginnie Mae I Pool 7% 6/15/2028	247	249
Ginnie Mae I Pool 7% 6/15/2028	243	244
Ginnie Mae I Pool 7% 6/15/2028	219	221
Ginnie Mae I Pool 7% 6/15/2028	148	149
Ginnie Mae I Pool 7% 6/15/2028	117	118
Ginnie Mae I Pool 7% 6/15/2028	32	32
Ginnie Mae I Pool 7% 6/15/2029	3,079	3,139
Ginnie Mae I Pool 7% 6/15/2029	2,397	2,438
Ginnie Mae I Pool 7% 6/15/2029	276	276
Ginnie Mae I Pool 7% 6/15/2029	37	38
Ginnie Mae I Pool 7% 6/15/2029	25	25
Ginnie Mae I Pool 7% 6/15/2029	23	24
Ginnie Mae I Pool 7% 6/15/2030	102	104
Ginnie Mae I Pool 7% 6/15/2031	5,195	5,335
Ginnie Mae I Pool 7% 6/15/2031	3,944	4,053
Ginnie Mae I Pool 7% 6/15/2032	33,401	34,346
Ginnie Mae I Pool 7% 6/15/2032	13,041	13,439
Ginnie Mae I Pool 7% 6/15/2032	7,714	7,954
Ginnie Mae I Pool 7% 6/15/2032	7,178	7,404
Ginnie Mae I Pool 7% 6/15/2032	931	960
Ginnie Mae I Pool 7% 7/15/2028	3,422	3,471
Ginnie Mae I Pool 7% 7/15/2028	2,374	2,402
Ginnie Mae I Pool 7% 7/15/2028	2,088	2,118
Ginnie Mae I Pool 7% 7/15/2028	2,030	2,057
Ginnie Mae I Pool 7% 7/15/2028	1,617	1,638
Ginnie Mae I Pool 7% 7/15/2028	1,577	1,596
Ginnie Mae I Pool 7% 7/15/2028	1,393	1,399
Ginnie Mae I Pool 7% 7/15/2028	1,139	1,153
Ginnie Mae I Pool 7% 7/15/2028	956	967
Ginnie Mae I Pool 7% 7/15/2028	845	857
Ginnie Mae I Pool 7% 7/15/2028	682	691
Ginnie Mae I Pool 7% 7/15/2028	679	679
Ginnie Mae I Pool 7% 7/15/2028	667	675
Ginnie Mae I Pool 7% 7/15/2028	346	351
Ginnie Mae I Pool 7% 7/15/2028	344	344
Ginnie Mae I Pool 7% 7/15/2028	252	254
Ginnie Mae I Pool 7% 7/15/2028	73	73
Ginnie Mae I Pool 7% 7/15/2029	3,675	3,745
Ginnie Mae I Pool 7% 7/15/2029	331	338
Ginnie Mae I Pool 7% 7/15/2029	179	182
Ginnie Mae I Pool 7% 7/15/2029	146	148
Ginnie Mae I Pool 7% 7/15/2030	937	954
Ginnie Mae I Pool 7% 7/15/2031	4,420	4,543
Ginnie Mae I Pool 7% 7/15/2031	1,436	1,475
Ginnie Mae I Pool 7% 7/15/2032	35,696	36,820
Ginnie Mae I Pool 7% 7/15/2032	24,490	25,191
Ginnie Mae I Pool 7% 7/15/2032	6,522	6,721
Ginnie Mae I Pool 7% 7/15/2032	2,004	2,064
Ginnie Mae I Pool 7% 7/15/2032	1,830	1,883
Ginnie Mae I Pool 7% 7/15/2032	255	262
Ginnie Mae I Pool 7% 7/20/2032	105,558	108,943
Ginnie Mae I Pool 7% 8/15/2027	3,358	3,379
Ginnie Mae I Pool 7% 8/15/2027	303	305
Ginnie Mae I Pool 7% 8/15/2027	152	153
Ginnie Mae I Pool 7% 8/15/2028	5,986	6,068
Ginnie Mae I Pool 7% 8/15/2028	3,811	3,851
Ginnie Mae I Pool 7% 8/15/2028	3,364	3,406
Ginnie Mae I Pool 7% 8/15/2028	1,021	1,033
Ginnie Mae I Pool 7% 8/15/2028	858	870
Ginnie Mae I Pool 7% 8/15/2028	810	820
Ginnie Mae I Pool 7% 8/15/2028	783	794
Ginnie Mae I Pool 7% 8/15/2028	653	661
Ginnie Mae I Pool 7% 8/15/2028	634	643
Ginnie Mae I Pool 7% 8/15/2028	620	628
Ginnie Mae I Pool 7% 8/15/2028	232	234
Ginnie Mae I Pool 7% 8/15/2028	214	216
Ginnie Mae I Pool 7% 8/15/2028	206	207
Ginnie Mae I Pool 7% 8/15/2028	200	201
Ginnie Mae I Pool 7% 8/15/2028	132	133
Ginnie Mae I Pool 7% 8/15/2028	132	132
Ginnie Mae I Pool 7% 8/15/2029	1,911	1,950
Ginnie Mae I Pool 7% 8/15/2029	387	394
Ginnie Mae I Pool 7% 8/15/2031	11,183	11,488
Ginnie Mae I Pool 7% 8/15/2031	1,371	1,409
Ginnie Mae I Pool 7% 8/15/2031	472	485
Ginnie Mae I Pool 7% 8/15/2032	6,543	6,726
Ginnie Mae I Pool 7% 8/15/2032	3,925	4,041
Ginnie Mae I Pool 7% 8/15/2032	431	434
Ginnie Mae I Pool 7% 9/15/2027	9	9
Ginnie Mae I Pool 7% 9/15/2028	2,443	2,480
Ginnie Mae I Pool 7% 9/15/2028	1,895	1,918
Ginnie Mae I Pool 7% 9/15/2028	1,207	1,223
Ginnie Mae I Pool 7% 9/15/2028	821	826
Ginnie Mae I Pool 7% 9/15/2028	695	700
Ginnie Mae I Pool 7% 9/15/2028	587	594
Ginnie Mae I Pool 7% 9/15/2028	437	443
Ginnie Mae I Pool 7% 9/15/2028	317	321
Ginnie Mae I Pool 7% 9/15/2028	207	209
Ginnie Mae I Pool 7% 9/15/2029	235	239
Ginnie Mae I Pool 7% 9/15/2031	1,811	1,854
Ginnie Mae I Pool 7.25% 9/15/2027	3,009	3,018
Ginnie Mae I Pool 7.25% 9/15/2027	1,284	1,294
Ginnie Mae I Pool 7.395% 12/20/2026	4,786	4,796
Ginnie Mae I Pool 7.395% 9/20/2026	1,846	1,846
Ginnie Mae I Pool 7.5% 1/15/2027	942	948
Ginnie Mae I Pool 7.5% 1/15/2027	454	455
Ginnie Mae I Pool 7.5% 1/15/2028	2,110	2,119
Ginnie Mae I Pool 7.5% 1/15/2028	1,690	1,717
Ginnie Mae I Pool 7.5% 1/15/2029	2,209	2,250
Ginnie Mae I Pool 7.5% 1/15/2029	284	285
Ginnie Mae I Pool 7.5% 1/15/2031	7,496	7,764
Ginnie Mae I Pool 7.5% 1/15/2031	4,817	4,999
Ginnie Mae I Pool 7.5% 10/15/2027	1,056	1,069
Ginnie Mae I Pool 7.5% 10/15/2028	9,630	9,851
Ginnie Mae I Pool 7.5% 10/15/2028	4,308	4,361
Ginnie Mae I Pool 7.5% 10/15/2028	113	116
Ginnie Mae I Pool 7.5% 10/15/2028	111	112
Ginnie Mae I Pool 7.5% 10/15/2029	1,031	1,063
Ginnie Mae I Pool 7.5% 10/15/2029	521	536
Ginnie Mae I Pool 7.5% 10/15/2029	349	360
Ginnie Mae I Pool 7.5% 10/15/2029	28	29
Ginnie Mae I Pool 7.5% 10/15/2030	6,925	7,121
Ginnie Mae I Pool 7.5% 10/15/2030	4,210	4,342
Ginnie Mae I Pool 7.5% 10/15/2031	36,143	37,594
Ginnie Mae I Pool 7.5% 10/15/2031	1,864	1,939
Ginnie Mae I Pool 7.5% 11/15/2027	751	754
Ginnie Mae I Pool 7.5% 11/15/2027	274	276
Ginnie Mae I Pool 7.5% 11/15/2027	140	142
Ginnie Mae I Pool 7.5% 11/15/2028	387	388
Ginnie Mae I Pool 7.5% 11/15/2029	25,606	26,363
Ginnie Mae I Pool 7.5% 11/15/2029	12,310	12,681
Ginnie Mae I Pool 7.5% 11/15/2029	8,595	8,859
Ginnie Mae I Pool 7.5% 11/15/2029	3,107	3,187
Ginnie Mae I Pool 7.5% 11/15/2029	629	649
Ginnie Mae I Pool 7.5% 11/15/2029	418	430
Ginnie Mae I Pool 7.5% 11/15/2029	228	235
Ginnie Mae I Pool 7.5% 11/15/2030	14,789	15,332
Ginnie Mae I Pool 7.5% 12/15/2026	483	484
Ginnie Mae I Pool 7.5% 12/15/2027	3,066	3,099
Ginnie Mae I Pool 7.5% 12/15/2027	302	304
Ginnie Mae I Pool 7.5% 12/15/2028	179	181
Ginnie Mae I Pool 7.5% 12/15/2028	158	161
Ginnie Mae I Pool 7.5% 12/15/2029	23,945	24,591
Ginnie Mae I Pool 7.5% 12/15/2029	19,838	20,361
Ginnie Mae I Pool 7.5% 12/15/2029	11,179	11,529
Ginnie Mae I Pool 7.5% 12/15/2029	5,092	5,239
Ginnie Mae I Pool 7.5% 12/15/2029	2,672	2,725
Ginnie Mae I Pool 7.5% 12/15/2029	368	380
Ginnie Mae I Pool 7.5% 12/15/2029	48	49
Ginnie Mae I Pool 7.5% 12/15/2030	47,762	49,286
Ginnie Mae I Pool 7.5% 12/15/2030	8,680	9,004
Ginnie Mae I Pool 7.5% 12/15/2030	2,805	2,848
Ginnie Mae I Pool 7.5% 12/15/2030	682	708
Ginnie Mae I Pool 7.5% 2/15/2028	241	243
Ginnie Mae I Pool 7.5% 2/15/2029	2,004	2,029
Ginnie Mae I Pool 7.5% 2/15/2029	1,957	2,007
Ginnie Mae I Pool 7.5% 2/15/2032	54,310	56,385
Ginnie Mae I Pool 7.5% 2/15/2032	9,734	10,164
Ginnie Mae I Pool 7.5% 2/15/2032	3,580	3,735
Ginnie Mae I Pool 7.5% 3/15/2028	72	73
Ginnie Mae I Pool 7.5% 3/15/2030	5,946	6,143
Ginnie Mae I Pool 7.5% 3/15/2031	41,812	43,450
Ginnie Mae I Pool 7.5% 3/15/2031	23,003	23,926
Ginnie Mae I Pool 7.5% 3/15/2031	10,868	11,305
Ginnie Mae I Pool 7.5% 3/15/2032	21,089	21,884
Ginnie Mae I Pool 7.5% 3/15/2032	4,561	4,760
Ginnie Mae I Pool 7.5% 3/15/2032	4,110	4,221
Ginnie Mae I Pool 7.5% 3/15/2032	3,019	3,147
Ginnie Mae I Pool 7.5% 4/15/2027	1,181	1,189
Ginnie Mae I Pool 7.5% 4/15/2027	594	599
Ginnie Mae I Pool 7.5% 4/15/2029	1,141	1,160
Ginnie Mae I Pool 7.5% 4/15/2029	944	969
Ginnie Mae I Pool 7.5% 4/15/2029	288	290
Ginnie Mae I Pool 7.5% 5/15/2027	472	476
Ginnie Mae I Pool 7.5% 5/15/2029	35	36
Ginnie Mae I Pool 7.5% 5/15/2031	47,325	49,016
Ginnie Mae I Pool 7.5% 5/15/2032	31,315	32,621
Ginnie Mae I Pool 7.5% 5/15/2032	27,658	28,785
Ginnie Mae I Pool 7.5% 5/15/2032	19,383	20,034
Ginnie Mae I Pool 7.5% 5/15/2032	9,244	9,589
Ginnie Mae I Pool 7.5% 5/15/2032	1,185	1,232
Ginnie Mae I Pool 7.5% 5/15/2032	833	847
Ginnie Mae I Pool 7.5% 6/15/2027	1,515	1,530
Ginnie Mae I Pool 7.5% 6/15/2027	1,086	1,095
Ginnie Mae I Pool 7.5% 6/15/2027	642	646
Ginnie Mae I Pool 7.5% 6/15/2028	72	74
Ginnie Mae I Pool 7.5% 6/15/2029	618	630
Ginnie Mae I Pool 7.5% 6/15/2029	114	115
Ginnie Mae I Pool 7.5% 6/15/2031	28,960	30,081
Ginnie Mae I Pool 7.5% 7/15/2026	51	51
Ginnie Mae I Pool 7.5% 7/15/2026	45	45
Ginnie Mae I Pool 7.5% 7/15/2027	2,568	2,590
Ginnie Mae I Pool 7.5% 7/15/2027	72	72
Ginnie Mae I Pool 7.5% 7/15/2029	13,202	13,583
Ginnie Mae I Pool 7.5% 7/15/2029	8,340	8,571
Ginnie Mae I Pool 7.5% 7/15/2029	4,659	4,788
Ginnie Mae I Pool 7.5% 7/15/2029	4,265	4,388
Ginnie Mae I Pool 7.5% 7/15/2029	2,153	2,215
Ginnie Mae I Pool 7.5% 7/15/2029	817	828
Ginnie Mae I Pool 7.5% 7/15/2029	339	349
Ginnie Mae I Pool 7.5% 7/15/2029	124	128
Ginnie Mae I Pool 7.5% 7/15/2029	122	125
Ginnie Mae I Pool 7.5% 7/15/2030	7,119	7,350
Ginnie Mae I Pool 7.5% 7/15/2030	3,443	3,568
Ginnie Mae I Pool 7.5% 8/15/2027	3,451	3,488
Ginnie Mae I Pool 7.5% 8/15/2027	1,823	1,836
Ginnie Mae I Pool 7.5% 8/15/2027	142	143
Ginnie Mae I Pool 7.5% 8/15/2028	1,042	1,065
Ginnie Mae I Pool 7.5% 8/15/2028	187	191
Ginnie Mae I Pool 7.5% 8/15/2029	16,875	17,353
Ginnie Mae I Pool 7.5% 8/15/2029	4,578	4,686
Ginnie Mae I Pool 7.5% 8/15/2029	2,804	2,883
Ginnie Mae I Pool 7.5% 8/15/2029	2,321	2,387
Ginnie Mae I Pool 7.5% 8/15/2029	2,210	2,266
Ginnie Mae I Pool 7.5% 8/15/2029	1,542	1,585
Ginnie Mae I Pool 7.5% 8/15/2029	1,353	1,391
Ginnie Mae I Pool 7.5% 8/15/2029	720	740
Ginnie Mae I Pool 7.5% 8/15/2029	683	697
Ginnie Mae I Pool 7.5% 8/15/2029	620	637
Ginnie Mae I Pool 7.5% 8/15/2029	493	507
Ginnie Mae I Pool 7.5% 8/15/2029	221	227
Ginnie Mae I Pool 7.5% 8/15/2029	212	218
Ginnie Mae I Pool 7.5% 8/15/2029	180	185
Ginnie Mae I Pool 7.5% 8/15/2029	175	180
Ginnie Mae I Pool 7.5% 8/15/2029	69	69
Ginnie Mae I Pool 7.5% 9/15/2027	2,159	2,188
Ginnie Mae I Pool 7.5% 9/15/2027	848	857
Ginnie Mae I Pool 7.5% 9/15/2027	5	4
Ginnie Mae I Pool 7.5% 9/15/2028	3,680	3,759
Ginnie Mae I Pool 7.5% 9/15/2028	2,262	2,307
Ginnie Mae I Pool 7.5% 9/15/2028	690	704
Ginnie Mae I Pool 7.5% 9/15/2028	194	196
Ginnie Mae I Pool 7.5% 9/15/2029	11,843	12,200
Ginnie Mae I Pool 7.5% 9/15/2029	7,561	7,785
Ginnie Mae I Pool 7.5% 9/15/2029	2,137	2,154
Ginnie Mae I Pool 7.5% 9/15/2029	2,055	2,112
Ginnie Mae I Pool 7.5% 9/15/2029	1,865	1,907
Ginnie Mae I Pool 7.5% 9/15/2029	1,580	1,607
Ginnie Mae I Pool 7.5% 9/15/2029	673	693
Ginnie Mae I Pool 7.5% 9/15/2029	211	211
Ginnie Mae I Pool 7.5% 9/15/2029	131	134
Ginnie Mae I Pool 7.5% 9/15/2029	126	129
Ginnie Mae I Pool 7.5% 9/15/2029	42	42
Ginnie Mae I Pool 7.5% 9/15/2030	12,693	13,153
Ginnie Mae I Pool 8% 1/15/2028	1,468	1,485
Ginnie Mae I Pool 8% 1/15/2028	1,079	1,092
Ginnie Mae I Pool 8% 1/15/2030	2,568	2,634
Ginnie Mae I Pool 8% 1/15/2030	39	40
Ginnie Mae I Pool 8% 10/15/2026	313	314
Ginnie Mae I Pool 8% 10/15/2026	88	88
Ginnie Mae I Pool 8% 10/15/2026	51	51
Ginnie Mae I Pool 8% 10/15/2026	14	13
Ginnie Mae I Pool 8% 10/15/2027	1,527	1,544
Ginnie Mae I Pool 8% 10/15/2027	28	28
Ginnie Mae I Pool 8% 10/15/2029	4,201	4,308
Ginnie Mae I Pool 8% 10/15/2029	2,371	2,431
Ginnie Mae I Pool 8% 10/15/2029	1,643	1,685
Ginnie Mae I Pool 8% 10/15/2029	90	91
Ginnie Mae I Pool 8% 11/15/2026	92	93
Ginnie Mae I Pool 8% 11/15/2026	41	42
Ginnie Mae I Pool 8% 11/15/2026	21	21
Ginnie Mae I Pool 8% 11/15/2026	20	20
Ginnie Mae I Pool 8% 11/15/2027	6,253	6,334
Ginnie Mae I Pool 8% 11/15/2027	5,606	5,671
Ginnie Mae I Pool 8% 11/15/2027	5,028	5,071
Ginnie Mae I Pool 8% 11/15/2027	3,112	3,147
Ginnie Mae I Pool 8% 11/15/2027	1,123	1,136
Ginnie Mae I Pool 8% 11/15/2027	146	147
Ginnie Mae I Pool 8% 11/15/2028	1,661	1,689
Ginnie Mae I Pool 8% 11/15/2028	551	551
Ginnie Mae I Pool 8% 11/15/2029	1,741	1,780
Ginnie Mae I Pool 8% 12/15/2027	1,751	1,766
Ginnie Mae I Pool 8% 12/15/2027	128	128
Ginnie Mae I Pool 8% 12/15/2029	3,574	3,667
Ginnie Mae I Pool 8% 12/15/2029	83	83
Ginnie Mae I Pool 8% 2/15/2031	19,588	20,176
Ginnie Mae I Pool 8% 3/15/2030	1,510	1,548
Ginnie Mae I Pool 8% 3/15/2030	650	668
Ginnie Mae I Pool 8% 4/15/2030	1,010	1,038
Ginnie Mae I Pool 8% 5/15/2030	3,919	4,019
Ginnie Mae I Pool 8% 5/15/2030	1,077	1,107
Ginnie Mae I Pool 8% 6/15/2026	1	0
Ginnie Mae I Pool 8% 6/15/2027	711	717
Ginnie Mae I Pool 8% 6/15/2028	516	525
Ginnie Mae I Pool 8% 6/15/2030	2,512	2,577
Ginnie Mae I Pool 8% 7/15/2027	2,100	2,118
Ginnie Mae I Pool 8% 7/15/2027	791	797
Ginnie Mae I Pool 8% 7/15/2027	634	639
Ginnie Mae I Pool 8% 7/15/2027	614	618
Ginnie Mae I Pool 8% 7/15/2027	78	79
Ginnie Mae I Pool 8% 7/15/2028	258	263
Ginnie Mae I Pool 8% 7/15/2030	157	162
Ginnie Mae I Pool 8% 7/15/2030	70	71
Ginnie Mae I Pool 8% 8/15/2026	103	103
Ginnie Mae I Pool 8% 8/15/2026	44	44
Ginnie Mae I Pool 8% 8/15/2026	35	35
Ginnie Mae I Pool 8% 8/15/2026	32	32
Ginnie Mae I Pool 8% 8/15/2026	15	15
Ginnie Mae I Pool 8% 8/15/2026	6	5
Ginnie Mae I Pool 8% 8/15/2027	1,850	1,866
Ginnie Mae I Pool 8% 8/15/2027	468	471
Ginnie Mae I Pool 8% 8/15/2027	142	142
Ginnie Mae I Pool 8% 8/15/2030	989	1,018
Ginnie Mae I Pool 8% 9/15/2026	628	629
Ginnie Mae I Pool 8% 9/15/2026	202	203
Ginnie Mae I Pool 8% 9/15/2026	24	24
Ginnie Mae I Pool 8% 9/15/2027	948	958
Ginnie Mae I Pool 8% 9/15/2027	839	845
Ginnie Mae I Pool 8% 9/15/2028	10,817	11,020
Ginnie Mae I Pool 8% 9/15/2029	8,217	8,409
Ginnie Mae I Pool 8% 9/15/2029	1,601	1,622
Ginnie Mae I Pool 8% 9/15/2029	875	897
Ginnie Mae I Pool 8% 9/15/2030	2,140	2,198
Ginnie Mae I Pool 8.5% 1/15/2031	27,083	28,121
Ginnie Mae I Pool 8.5% 2/15/2031	21,582	22,365
Ginnie Mae I Pool 8.5% 9/15/2030	19,541	20,116
Ginnie Mae II Pool 2% 1/20/2051	76,728,892	63,256,288
Ginnie Mae II Pool 2% 10/20/2050	41,474,012	34,217,632
Ginnie Mae II Pool 2% 11/20/2050	21,865,848	18,040,153
Ginnie Mae II Pool 2% 12/20/2050	13,827,114	11,399,251
Ginnie Mae II Pool 2% 2/20/2051	64,783,328	53,408,212
Ginnie Mae II Pool 2% 4/20/2051	6,694,235	5,514,630
Ginnie Mae II Pool 2% 8/20/2051	3,743,088	3,083,511
Ginnie Mae II Pool 2% 9/20/2050	56,221,552	46,384,911
Ginnie Mae II Pool 2.5% 1/20/2043	3,367,498	3,002,560
Ginnie Mae II Pool 2.5% 10/20/2042	997,213	889,728
Ginnie Mae II Pool 2.5% 11/20/2042	1,594,565	1,423,782
Ginnie Mae II Pool 2.5% 11/20/2051	63,778,141	54,718,884
Ginnie Mae II Pool 2.5% 12/20/2042	388,274	346,907
Ginnie Mae II Pool 2.5% 12/20/2051	2,428,867	2,083,863
Ginnie Mae II Pool 2.5% 2/20/2041	294,954	266,095
Ginnie Mae II Pool 2.5% 2/20/2043	320,054	285,224
Ginnie Mae II Pool 2.5% 3/20/2043	490,628	437,213
Ginnie Mae II Pool 2.5% 3/20/2047	5,655,123	4,928,058
Ginnie Mae II Pool 2.5% 3/20/2050	16,578,525	14,291,006
Ginnie Mae II Pool 2.5% 4/20/2050	78,654,955	67,802,081
Ginnie Mae II Pool 2.5% 5/1/2056 (b)	62,850,000	53,872,292
Ginnie Mae II Pool 2.5% 6/20/2051	7,662,759	6,574,315
Ginnie Mae II Pool 2.5% 7/20/2051	44,563,742	38,233,761
Ginnie Mae II Pool 2.5% 9/20/2042	397,358	354,031
Ginnie Mae II Pool 2.5% 9/20/2051	5,474,339	4,696,746
Ginnie Mae II Pool 3% 1/20/2032	1,447,928	1,408,664
Ginnie Mae II Pool 3% 1/20/2043	6,732,334	6,180,391
Ginnie Mae II Pool 3% 10/20/2031	474,288	461,919
Ginnie Mae II Pool 3% 10/20/2042	541,428	497,316
Ginnie Mae II Pool 3% 10/20/2043	8,193,194	7,499,028
Ginnie Mae II Pool 3% 11/20/2031	511,065	497,380
Ginnie Mae II Pool 3% 11/20/2042	27,180	24,967
Ginnie Mae II Pool 3% 12/20/2031	769,329	749,000
Ginnie Mae II Pool 3% 12/20/2042	4,946,528	4,540,846
Ginnie Mae II Pool 3% 12/20/2046	882,251	798,174
Ginnie Mae II Pool 3% 12/20/2050	440,752	393,791
Ginnie Mae II Pool 3% 2/20/2031	58,881	57,520
Ginnie Mae II Pool 3% 2/20/2043	8,483,778	7,785,571
Ginnie Mae II Pool 3% 3/20/2031	120,197	117,365
Ginnie Mae II Pool 3% 3/20/2042	6,337	5,835
Ginnie Mae II Pool 3% 3/20/2050	3,429,900	3,065,523
Ginnie Mae II Pool 3% 4/20/2031	452,783	441,940
Ginnie Mae II Pool 3% 4/20/2043	266,188	244,097
Ginnie Mae II Pool 3% 4/20/2052	26,020,513	23,203,360
Ginnie Mae II Pool 3% 5/20/2031	976,882	953,135
Ginnie Mae II Pool 3% 5/20/2042	72,857	67,040
Ginnie Mae II Pool 3% 5/20/2051	3,991,226	3,559,733
Ginnie Mae II Pool 3% 5/20/2052	34,424,555	30,681,391
Ginnie Mae II Pool 3% 6/20/2042	80,115	73,612
Ginnie Mae II Pool 3% 6/20/2043	680,244	623,162
Ginnie Mae II Pool 3% 6/20/2050	33,054	29,543
Ginnie Mae II Pool 3% 6/20/2051	1,058,365	944,110
Ginnie Mae II Pool 3% 7/20/2031	12,679	12,361
Ginnie Mae II Pool 3% 7/20/2043	616,221	564,306
Ginnie Mae II Pool 3% 7/20/2046	6,425,300	5,812,983
Ginnie Mae II Pool 3% 7/20/2051	1,339,436	1,195,884
Ginnie Mae II Pool 3% 8/20/2031	149,436	145,644
Ginnie Mae II Pool 3% 8/20/2042	10,128	9,308
Ginnie Mae II Pool 3% 8/20/2043	625,086	572,212
Ginnie Mae II Pool 3% 8/20/2046	10,616,945	9,605,173
Ginnie Mae II Pool 3% 8/20/2051	1,591,704	1,421,116
Ginnie Mae II Pool 3% 9/20/2031	59,752	58,215
Ginnie Mae II Pool 3% 9/20/2042	892,342	819,919
Ginnie Mae II Pool 3% 9/20/2043	1,723,131	1,576,649
Ginnie Mae II Pool 3% 9/20/2051	20,216	18,049
Ginnie Mae II Pool 3.5% 1/20/2041	2,308	2,197
Ginnie Mae II Pool 3.5% 1/20/2044	124,758	117,543
Ginnie Mae II Pool 3.5% 10/20/2041	19,633	18,636
Ginnie Mae II Pool 3.5% 10/20/2043	8,455	7,974
Ginnie Mae II Pool 3.5% 11/20/2041	150,830	143,196
Ginnie Mae II Pool 3.5% 11/20/2043	17,843	16,822
Ginnie Mae II Pool 3.5% 12/20/2040	4,291	4,084
Ginnie Mae II Pool 3.5% 12/20/2041	1,664,877	1,580,635
Ginnie Mae II Pool 3.5% 2/20/2027	1,865	1,858
Ginnie Mae II Pool 3.5% 2/20/2043	349,864	330,611
Ginnie Mae II Pool 3.5% 2/20/2044	3,896	3,670
Ginnie Mae II Pool 3.5% 3/20/2043	799,247	755,093
Ginnie Mae II Pool 3.5% 3/20/2044	3,867	3,643
Ginnie Mae II Pool 3.5% 4/20/2043	5,025,947	4,747,214
Ginnie Mae II Pool 3.5% 4/20/2044	9,213	8,672
Ginnie Mae II Pool 3.5% 4/20/2046	1,814,383	1,682,062
Ginnie Mae II Pool 3.5% 5/20/2027	116,821	116,304
Ginnie Mae II Pool 3.5% 5/20/2043	3,275,587	3,080,104
Ginnie Mae II Pool 3.5% 6/20/2044	7,418,766	6,973,317
Ginnie Mae II Pool 3.5% 7/20/2043	10,828	10,224
Ginnie Mae II Pool 3.5% 8/20/2043	328,090	309,587
Ginnie Mae II Pool 3.5% 9/20/2040	20,912	19,890
Ginnie Mae II Pool 3.5% 9/20/2043	281,077	265,082
Ginnie Mae II Pool 3.75% 4/20/2046	470,063	441,762
Ginnie Mae II Pool 4% 1/20/2040	75,254	72,836
Ginnie Mae II Pool 4% 1/20/2041	3,794,426	3,668,768
Ginnie Mae II Pool 4% 1/20/2042	8,091,348	7,809,473
Ginnie Mae II Pool 4% 10/20/2039	18,346	17,779
Ginnie Mae II Pool 4% 10/20/2040	1,249,081	1,208,025
Ginnie Mae II Pool 4% 10/20/2041	3,139,336	3,031,230
Ginnie Mae II Pool 4% 11/20/2033	36,922	36,197
Ginnie Mae II Pool 4% 11/20/2039	158,723	153,713
Ginnie Mae II Pool 4% 11/20/2045	1,204,015	1,145,443
Ginnie Mae II Pool 4% 11/20/2045	145,264	139,727
Ginnie Mae II Pool 4% 12/20/2039	192,629	186,590
Ginnie Mae II Pool 4% 2/20/2033	423	416
Ginnie Mae II Pool 4% 2/20/2040	473,375	458,327
Ginnie Mae II Pool 4% 2/20/2041	367,916	349,060
Ginnie Mae II Pool 4% 2/20/2042	69,765	67,322
Ginnie Mae II Pool 4% 3/20/2039	46,057	44,700
Ginnie Mae II Pool 4% 3/20/2040	375,845	363,763
Ginnie Mae II Pool 4% 3/20/2042	253,257	244,348
Ginnie Mae II Pool 4% 3/20/2047	2,118,168	2,023,417
Ginnie Mae II Pool 4% 4/20/2039	2,404	2,331
Ginnie Mae II Pool 4% 4/20/2040	21,321	20,650
Ginnie Mae II Pool 4% 4/20/2040	15,121	14,343
Ginnie Mae II Pool 4% 4/20/2042	906,034	874,002
Ginnie Mae II Pool 4% 5/20/2039	971	941
Ginnie Mae II Pool 4% 5/20/2040	214,198	207,415
Ginnie Mae II Pool 4% 5/20/2046	3,491,813	3,339,647
Ginnie Mae II Pool 4% 6/20/2039	149,461	144,944
Ginnie Mae II Pool 4% 6/20/2040	168,871	163,466
Ginnie Mae II Pool 4% 6/20/2041	191,617	185,110
Ginnie Mae II Pool 4% 6/20/2042	29,861	28,796
Ginnie Mae II Pool 4% 7/20/2040	897,863	868,434
Ginnie Mae II Pool 4% 8/20/2039	53,838	52,185
Ginnie Mae II Pool 4% 8/20/2041	2,307	2,228
Ginnie Mae II Pool 4% 9/20/2039	22,896	22,179
Ginnie Mae II Pool 4% 9/20/2040	3,027,136	2,927,511
Ginnie Mae II Pool 4.5% 10/20/2041	80,918	80,160
Ginnie Mae II Pool 4.5% 11/20/2040	1,319,964	1,308,311
Ginnie Mae II Pool 4.5% 11/20/2054	31,502,145	30,465,214
Ginnie Mae II Pool 4.5% 6/20/2040	67,637	66,007
Ginnie Mae II Pool 4.5% 7/20/2041	51,466	50,147
Ginnie Mae II Pool 4.5% 8/20/2040	11,663	11,368
Ginnie Mae II Pool 4.5% 8/20/2041	94,551	93,669
Ginnie Mae II Pool 4.5% 9/20/2041	17,616	17,452
Ginnie Mae II Pool 5% 1/20/2032	215	216
Ginnie Mae II Pool 5% 1/20/2033	6,810	6,856
Ginnie Mae II Pool 5% 1/20/2034	11,042	11,123
Ginnie Mae II Pool 5% 1/20/2035	951,669	959,496
Ginnie Mae II Pool 5% 1/20/2037	318	321
Ginnie Mae II Pool 5% 1/20/2055	68,992,979	68,537,149
Ginnie Mae II Pool 5% 10/20/2032	83,479	84,047
Ginnie Mae II Pool 5% 10/20/2033	20,175	20,322
Ginnie Mae II Pool 5% 10/20/2034	2,288	2,306
Ginnie Mae II Pool 5% 11/20/2032	22,868	23,022
Ginnie Mae II Pool 5% 11/20/2033	9,591	9,661
Ginnie Mae II Pool 5% 11/20/2035	33,619	33,907
Ginnie Mae II Pool 5% 12/20/2032	8,525	8,585
Ginnie Mae II Pool 5% 12/20/2034	53,666	54,110
Ginnie Mae II Pool 5% 12/20/2035	508,134	512,497
Ginnie Mae II Pool 5% 12/20/2036	69,140	69,762
Ginnie Mae II Pool 5% 12/20/2054	7,589,674	7,556,132
Ginnie Mae II Pool 5% 12/20/2054	6,922,141	6,878,571
Ginnie Mae II Pool 5% 2/20/2032	1,003	1,004
Ginnie Mae II Pool 5% 2/20/2032	576	579
Ginnie Mae II Pool 5% 2/20/2033	25,757	25,927
Ginnie Mae II Pool 5% 2/20/2034	993	1,000
Ginnie Mae II Pool 5% 2/20/2035	601	605
Ginnie Mae II Pool 5% 2/20/2036	43,297	43,676
Ginnie Mae II Pool 5% 2/20/2039	14,747	14,884
Ginnie Mae II Pool 5% 3/20/2033	213,937	215,427
Ginnie Mae II Pool 5% 3/20/2034	1,765	1,778
Ginnie Mae II Pool 5% 3/20/2035	72,318	72,918
Ginnie Mae II Pool 5% 3/20/2036	27,775	28,015
Ginnie Mae II Pool 5% 4/20/2033	12,514	12,602
Ginnie Mae II Pool 5% 4/20/2034	9,568	9,642
Ginnie Mae II Pool 5% 4/20/2035	707	713
Ginnie Mae II Pool 5% 4/20/2036	8,422	8,496
Ginnie Mae II Pool 5% 4/20/2037	1,298	1,310
Ginnie Mae II Pool 5% 5/20/2033	23,509	23,673
Ginnie Mae II Pool 5% 5/20/2034	28,447	28,667
Ginnie Mae II Pool 5% 5/20/2035	73,199	73,810
Ginnie Mae II Pool 5% 6/20/2032	146,711	147,637
Ginnie Mae II Pool 5% 6/20/2033	241,780	243,482
Ginnie Mae II Pool 5% 6/20/2034	31,909	32,160
Ginnie Mae II Pool 5% 6/20/2035	10,321	10,408
Ginnie Mae II Pool 5% 6/20/2036	10,409	10,501
Ginnie Mae II Pool 5% 6/20/2038	104,516	105,478
Ginnie Mae II Pool 5% 6/20/2039	268,484	270,991
Ginnie Mae II Pool 5% 6/20/2054	14,729,217	14,659,519
Ginnie Mae II Pool 5% 7/20/2033	46,454	46,791
Ginnie Mae II Pool 5% 7/20/2034	60,270	60,745
Ginnie Mae II Pool 5% 7/20/2035	8,119	8,188
Ginnie Mae II Pool 5% 7/20/2037	3,604	3,637
Ginnie Mae II Pool 5% 7/20/2048	1,491,428	1,510,937
Ginnie Mae II Pool 5% 8/20/2033	942,419	949,173
Ginnie Mae II Pool 5% 8/20/2034	523	527
Ginnie Mae II Pool 5% 8/20/2035	106,223	107,132
Ginnie Mae II Pool 5% 9/20/2033	2,381,116	2,398,530
Ginnie Mae II Pool 5% 9/20/2034	1,168	1,178
Ginnie Mae II Pool 5% 9/20/2035	106,543	107,451
Ginnie Mae II Pool 5% 9/20/2036	4,882	4,926
Ginnie Mae II Pool 5% 9/20/2037	3,370	3,400
Ginnie Mae II Pool 5.5% 1/20/2055	5,485,801	5,588,040
Ginnie Mae II Pool 5.5% 10/20/2039	82,616	84,820
Ginnie Mae II Pool 5.5% 11/20/2039	53,034	54,449
Ginnie Mae II Pool 5.5% 12/20/2039	37,256	38,250
Ginnie Mae II Pool 5.5% 12/20/2041	38,988	39,997
Ginnie Mae II Pool 5.5% 12/20/2054	6,778,868	6,915,798
Ginnie Mae II Pool 5.5% 12/20/2054	4,111,218	4,156,362
Ginnie Mae II Pool 5.5% 2/20/2042	57,620	59,138
Ginnie Mae II Pool 5.5% 3/20/2040	377,297	387,415
Ginnie Mae II Pool 5.5% 5/1/2056 (b)	236,100,000	237,810,357
Ginnie Mae II Pool 5.5% 6/1/2056 (b)	166,575,000	167,521,413
Ginnie Mae II Pool 5.5% 8/20/2039	7,389	7,586
Ginnie Mae II Pool 5.5% 9/20/2039	41,678	42,792
Ginnie Mae II Pool 5.5% 9/20/2041	8,953	9,199
Ginnie Mae II Pool 6% 1/20/2032	2,914	2,985
Ginnie Mae II Pool 6% 10/20/2028	96	98
Ginnie Mae II Pool 6% 11/20/2028	603	616
Ginnie Mae II Pool 6% 11/20/2031	30,214	30,930
Ginnie Mae II Pool 6% 12/20/2027	363	370
Ginnie Mae II Pool 6% 12/20/2029	12,246	12,494
Ginnie Mae II Pool 6% 12/20/2054	6,857,915	7,020,832
Ginnie Mae II Pool 6% 2/20/2028	67	69
Ginnie Mae II Pool 6% 2/20/2032	1,271	1,302
Ginnie Mae II Pool 6% 3/20/2028	414	422
Ginnie Mae II Pool 6% 3/20/2029	256	262
Ginnie Mae II Pool 6% 4/20/2028	1,051	1,072
Ginnie Mae II Pool 6% 4/20/2029	1,809	1,846
Ginnie Mae II Pool 6% 4/20/2031	231,815	236,785
Ginnie Mae II Pool 6% 5/1/2056 (b)	128,025,000	130,555,491
Ginnie Mae II Pool 6% 5/20/2028	1,089	1,111
Ginnie Mae II Pool 6% 5/20/2029	39,605	40,407
Ginnie Mae II Pool 6% 5/20/2032	85,423	87,614
Ginnie Mae II Pool 6% 6/1/2056 (b)	91,400,000	93,203,011
Ginnie Mae II Pool 6% 6/20/2028	72	73
Ginnie Mae II Pool 6% 6/20/2029	913	932
Ginnie Mae II Pool 6% 6/20/2032	128	131
Ginnie Mae II Pool 6% 7/20/2029	3,162	3,226
Ginnie Mae II Pool 6% 8/20/2028	25	26
Ginnie Mae II Pool 6% 8/20/2029	326	332
Ginnie Mae II Pool 6% 9/20/2028	2,360	2,408
Ginnie Mae II Pool 6% 9/20/2032	957,827	983,308
Ginnie Mae II Pool 6.5% 1/20/2029	149	156
Ginnie Mae II Pool 6.5% 1/20/2031	2,112	2,207
Ginnie Mae II Pool 6.5% 1/20/2032	19,713	20,603
Ginnie Mae II Pool 6.5% 1/20/2034	555	581
Ginnie Mae II Pool 6.5% 10/20/2028	881	921
Ginnie Mae II Pool 6.5% 10/20/2029	128	134
Ginnie Mae II Pool 6.5% 11/20/2028	21,950	22,941
Ginnie Mae II Pool 6.5% 11/20/2029	1,522	1,591
Ginnie Mae II Pool 6.5% 11/20/2031	57,051	59,628
Ginnie Mae II Pool 6.5% 2/20/2029	950	992
Ginnie Mae II Pool 6.5% 2/20/2031	5,491	5,739
Ginnie Mae II Pool 6.5% 3/20/2031	24,822	25,943
Ginnie Mae II Pool 6.5% 4/20/2032	1,762	1,841
Ginnie Mae II Pool 6.5% 5/1/2056 (b)	11,475,000	11,995,948
Ginnie Mae II Pool 6.5% 5/20/2028	10	11
Ginnie Mae II Pool 6.5% 5/20/2031	2,197	2,296
Ginnie Mae II Pool 6.5% 6/20/2034	2,087	2,181
Ginnie Mae II Pool 6.5% 8/20/2028	25,629	26,787
Ginnie Mae II Pool 6.5% 8/20/2034	2,644	2,764
Ginnie Mae II Pool 6.5% 9/20/2031	3,621	3,785
Ginnie Mae II Pool 7% 1/20/2027	41	41
Ginnie Mae II Pool 7% 1/20/2028	21	21
Ginnie Mae II Pool 7% 1/20/2030	10,174	10,494
Ginnie Mae II Pool 7% 1/20/2031	7,259	7,487
Ginnie Mae II Pool 7% 10/20/2028	5,725	5,905
Ginnie Mae II Pool 7% 10/20/2031	18,394	19,006
Ginnie Mae II Pool 7% 10/20/2032	3,177	3,296
Ginnie Mae II Pool 7% 11/20/2028	9,179	9,468
Ginnie Mae II Pool 7% 11/20/2030	43,901	45,279
Ginnie Mae II Pool 7% 11/20/2031	22,797	23,556
Ginnie Mae II Pool 7% 12/20/2027	615	635
Ginnie Mae II Pool 7% 12/20/2028	3,423	3,530
Ginnie Mae II Pool 7% 12/20/2029	1,734	1,788
Ginnie Mae II Pool 7% 12/20/2030	103,733	106,990
Ginnie Mae II Pool 7% 12/20/2032	33,363	34,587
Ginnie Mae II Pool 7% 2/20/2028	17,342	17,886
Ginnie Mae II Pool 7% 2/20/2029	2,199	2,268
Ginnie Mae II Pool 7% 2/20/2030	23,181	23,909
Ginnie Mae II Pool 7% 2/20/2031	4,153	4,284
Ginnie Mae II Pool 7% 2/20/2032	60,644	62,711
Ginnie Mae II Pool 7% 3/20/2027	496	498
Ginnie Mae II Pool 7% 3/20/2028	320	330
Ginnie Mae II Pool 7% 3/20/2029	319	329
Ginnie Mae II Pool 7% 3/20/2030	31,865	32,866
Ginnie Mae II Pool 7% 3/20/2031	13,210	13,628
Ginnie Mae II Pool 7% 3/20/2032	13,059	13,515
Ginnie Mae II Pool 7% 4/20/2028	4,875	5,028
Ginnie Mae II Pool 7% 4/20/2031	4,117	4,249
Ginnie Mae II Pool 7% 5/20/2027	1,539	1,549
Ginnie Mae II Pool 7% 5/20/2028	11,789	12,159
Ginnie Mae II Pool 7% 5/20/2029	3,348	3,453
Ginnie Mae II Pool 7% 5/20/2031	104,185	107,456
Ginnie Mae II Pool 7% 6/20/2026	3	3
Ginnie Mae II Pool 7% 6/20/2028	395	407
Ginnie Mae II Pool 7% 6/20/2031	84,486	87,159
Ginnie Mae II Pool 7% 6/20/2032	208,027	215,752
Ginnie Mae II Pool 7% 7/20/2028	700	722
Ginnie Mae II Pool 7% 7/20/2029	12	13
Ginnie Mae II Pool 7% 7/20/2031	369,042	381,028
Ginnie Mae II Pool 7% 7/20/2032	113,577	117,694
Ginnie Mae II Pool 7% 7/20/2034	173,765	181,100
Ginnie Mae II Pool 7% 8/20/2028	5,488	5,661
Ginnie Mae II Pool 7% 8/20/2029	18,009	18,574
Ginnie Mae II Pool 7% 8/20/2031	132,313	136,611
Ginnie Mae II Pool 7% 8/20/2032	83,772	86,808
Ginnie Mae II Pool 7% 8/20/2034	21,820	22,757
Ginnie Mae II Pool 7% 9/20/2027	1,436	1,481
Ginnie Mae II Pool 7% 9/20/2028	8,825	9,102
Ginnie Mae II Pool 7% 9/20/2031	11,023	11,399
Ginnie Mae II Pool 7% 9/20/2034	23,979	25,092
Ginnie Mae II Pool 7.5% 1/20/2028	8,407	8,514
Ginnie Mae II Pool 7.5% 6/20/2031	11,681	12,130
Ginnie Mae II Pool 7.5% 7/20/2031	1,796	1,861
Ginnie Mae II Pool 7.5% 7/20/2032	14,614	15,212
Ginnie Mae II Pool 7.5% 8/20/2031	50,073	51,995
Uniform Mortgage Backed Securities 2% 5/1/2056 (b)	3,000,000	2,402,930
Uniform Mortgage Backed Securities 2.5% 5/1/2056 (b)	20,600,000	17,269,398
Uniform Mortgage Backed Securities 4.5% 5/1/2056 (b)	35,100,000	33,807,060
Uniform Mortgage Backed Securities 5% 5/1/2056 (b)	23,600,000	23,269,968
Uniform Mortgage Backed Securities 5.5% 5/1/2056 (b)	14,500,000	14,578,731
Uniform Mortgage Backed Securities 6% 5/1/2056 (b)	32,225,000	32,907,264
TOTAL UNITED STATES		2,096,675,623
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,164,555,919)		2,096,675,623

U.S. Treasury Obligations - 9.4%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2044	4.74 to 5.12	14,960,000	14,345,822
US Treasury Bonds 4.625% 11/15/2055	4.69 to 4.91	9,190,000	8,667,319
US Treasury Bonds 4.625% 5/15/2054	4.01 to 4.49	6,430,000	6,053,745
US Treasury Bonds 4.75% 5/15/2055	4.67	2,000,000	1,922,890
US Treasury Bonds 4.75% 8/15/2055	4.87	2,210,000	2,126,089
US Treasury Bonds 5% 5/15/2045	4.87	1,430,000	1,435,585
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.67	5,374,816	4,991,349
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.72	2,188,054	2,033,254
US Treasury Notes 3.5% 2/15/2029	3.56	4,319,000	4,272,436
US Treasury Notes 3.5% 3/15/2029	3.80 to 3.87	60,120,000	59,457,741
US Treasury Notes 3.875% 4/15/2029	3.78 to 3.94	36,810,000	36,772,615
US Treasury Notes 4.125% 2/15/2036	4.37	2,590,000	2,535,367
US Treasury Notes 4.125% 4/30/2033	4.24	2,170,000	2,158,811
US Treasury Notes 4.75% 2/15/2045	4.95	14,470,000	14,088,467
TOTAL U.S. TREASURY OBLIGATIONS (Cost $162,638,005)			160,861,490

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $21,892,948)	3.69	21,888,570	21,892,948

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.2%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	11,210,000	704,353
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.54% and receive a annually floating rate based on US SOFR Index, expiring April 2029	4/2027	45,800,000	386,161
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.4725% and receive annually a floating rate based on US SOFR Index, expiring March 2029	3/2028	132,000,000	786,750
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.57% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	32,000,000	261,639
Option on an interest rate swap with Goldman Sachs Bank USA to pay a annually fixed rate of 3.436% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	9,100,000	55,768
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	21,850,000	202,362
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.351% and receive annually a floating rate based on US SOFR Index, expiring April 2041	4/2031	6,110,000	379,438

TOTAL PURCHASED SWAPTIONS (Cost $2,599,774)			2,776,471

TOTAL INVESTMENT IN SECURITIES - 148.7% (Cost $2,618,562,769)	2,532,135,595
NET OTHER ASSETS (LIABILITIES) - (48.7)%	(828,388,253)
NET ASSETS - 100.0%	1,703,747,342

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2.5% 5/1/2056	(24,800,000)	(21,257,484)
Ginnie Mae II Pool 5.5% 5/1/2056	(187,975,000)	(189,336,729)
Ginnie Mae II Pool 6% 5/1/2056	(98,100,000)	(100,039,005)
Uniform Mortgage Backed Securities 2% 5/1/2056	(48,600,000)	(38,927,463)
Uniform Mortgage Backed Securities 2.5% 5/1/2056	(26,525,000)	(22,236,446)
Uniform Mortgage Backed Securities 3% 5/1/2056	(16,950,000)	(14,849,790)
Uniform Mortgage Backed Securities 4% 5/1/2056	(9,350,000)	(8,779,139)
Uniform Mortgage Backed Securities 4.5% 5/1/2056	(35,100,000)	(33,807,060)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(35,100,000)	(33,782,381)
Uniform Mortgage Backed Securities 5% 5/1/2056	(23,600,000)	(23,269,968)
Uniform Mortgage Backed Securities 5% 6/1/2056	(23,600,000)	(23,247,841)
Uniform Mortgage Backed Securities 5.5% 5/1/2056	(700,000)	(703,800)
Uniform Mortgage Backed Securities 6% 5/1/2056	(14,550,000)	(14,858,051)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(525,095,157)

TOTAL TBA SALE COMMITMENTS (Proceeds $526,395,896)		(525,095,157)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.36% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,000,000	(124,656)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.34% and pay annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	9,840,000	(618,504)

TOTAL PUT SWAPTIONS			(743,160)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.34% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	9,840,000	(558,890)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.208% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	4,200,000	(217,485)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	2,000,000	(115,241)
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annualy a fixed rate of 4.36% and receive annually a floating rate based on US SOFR Index, expiring March 2041	3/2031	25,500,000	(1,469,400)

TOTAL CALL SWAPTIONS			(2,361,016)
TOTAL WRITTEN SWAPTIONS			(3,104,176)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,257	6/2026	260,356,125	(1,732,845)
CBOT US Treasury Ultra Bond Contracts (United States)	154	6/2026	17,700,375	(155,601)

TOTAL LONG				(1,888,446)

SHORT

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	(404)	6/2026	(44,667,250)	924,268

TOTAL FUTURES CONTRACTS				(964,178)
The notional amount of long futures as a percentage of Net Assets is 16.3%.
The notional amount of short futures as a percentage of Net Assets is 2.6%.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	6/2028	291,024,000	1,730,388	0	1,730,388
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	6/2029	53,504,000	470,367	0	470,367
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2056	4,190,000	(71,001)	0	(71,001)
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2046	1,250,000	(22,230)	0	(22,230)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	6/2036	9,880,000	(102,682)	0	(102,682)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	6/2033	1,650,000	1,746	0	1,746
TOTAL INTEREST RATE SWAPS							2,006,588	0	2,006,588

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $5,602,691.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,908,822.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $557,975.

(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,279,270	346,366,808	347,754,967	856,299	1,837	-	21,892,948	21,888,570	0.0%
Fidelity Securities Lending Cash Central Fund	-	16,260,877	16,260,877	596	-	-	-	-	0.0%
Total	23,279,270	362,627,685	364,015,844	856,895	1,837	-	21,892,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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